UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic American Funds® Managed Risk Portfolio Class II

Global Atlantic Balanced Managed Risk Portfolio Class II

Global Atlantic BlackRock Selects Managed Risk Portfolio Class II

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio Class II

Global Atlantic Growth Managed Risk Portfolio Class II

Global Atlantic Moderate Growth Managed Risk Portfolio Class II

Global Atlantic Select Advisor Managed Risk Portfolio Class II

Global Atlantic Wellington Research Managed Risk Portfolio Class II

Global Atlantic American Funds® Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$45	0.87%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$157,476,550
Total number of portfolio holdings	11
Period portfolio turnover rate	5%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	52.3%
Variable Insurance Trusts - Debt Funds	35.2%
Mutual Funds	8.4%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Balanced Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$81,143,869
Total number of portfolio holdings	27
Period portfolio turnover rate	28%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	52.9%
Exchange Traded Funds - Debt Funds	43.0%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$160,171,957
Total number of portfolio holdings	23
Period portfolio turnover rate	40%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	45.8%
Exchange Traded Funds - Debt Funds	27.4%
Variable Insurance Trusts - Asset Allocation Fund	22.6%
Short-Term Investments	4.3%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$60	1.19%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$189,842,311
Total number of portfolio holdings	305
Period portfolio turnover rate	6%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	71.2%
Corporate Bonds and Notes	10.4%
Agency Mortgage Backed Securities	8.0%
Other Investments	6.7%
U.S. Treasury Securities and Agency Bonds	4.3%
Asset Backed and Commercial Backed Securities	3.2%
Other Assets Less Liabilities - Net	(3.8)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Growth Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Growth Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.88%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$301,318,741
Total number of portfolio holdings	26
Period portfolio turnover rate	27%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	81.9%
Exchange Traded Funds - Debt Funds	14.2%
Short-Term Investments	4.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Moderate Growth Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Moderate Growth Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$95,850,708
Total number of portfolio holdings	27
Period portfolio turnover rate	27%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	67.3%
Exchange Traded Funds - Debt Funds	28.6%
Short-Term Investments	4.1%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Select Advisor Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$33	0.64%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$73,589,103
Total number of portfolio holdings	16
Period portfolio turnover rate	16%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	59.0%
Variable Insurance Trusts - Debt Funds	19.9%
Exchange Traded Funds - Equity Funds	11.1%
Exchange Traded Funds - Debt Funds	5.7%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Wellington Research Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$62	1.19%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$332,887,545
Total number of portfolio holdings	558
Period portfolio turnover rate	44%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.3%
U.S. Treasury Securities and Agency Bonds	13.2%
Agency Mortgage Backed Securities	9.3%
Corporate Bonds and Notes	7.9%
Short-Term Investments	4.4%
Asset Backed and Commercial Backed Securities	2.3%
Other Investments	1.2%
Other Assets Less Liabilities - Net	(0.6)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements

June 30, 2024

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 87.5%
DEBT FUNDS - 35.2%
American Funds Insurance Series - American High-Income Trust, Class 1	163,899	$1,506,235
American Funds Insurance Series - The Bond Fund of America, Class 1 (a)	4,450,676	41,925,368
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	1,229,323	11,985,901
TOTAL DEBT FUNDS		55,417,504
EQUITY FUNDS - 52.3%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	904,023	13,714,028
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	169,929	3,036,634
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,445,057	23,048,665
American Funds Insurance Series Growth Fund, Class 1	202,682	22,832,151
American Funds Insurance Series Growth-Income Fund, Class 1	307,196	19,811,088
TOTAL EQUITY FUNDS		82,442,566
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $116,187,139)		137,860,070
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 8.4%
EQUITY FUNDS - 8.4%
American Funds International Growth and Income Fund (Cost - $12,928,568)	353,689	$13,196,127
SHORT-TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
Dreyfus Government Cash Management, 5.19% (b)	6,367,262	6,367,262
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (b)	181,286	181,286
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,548,548)		6,548,548
TOTAL INVESTMENTS - 100.1% (Cost - $135,664,255)		$157,604,745
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(128,195)
TOTAL NET ASSETS - 100.0%		$157,476,550

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.9%
DEBT FUNDS - 43.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	40,044	$2,003,802
iShares 10-20 Year Treasury Bond ETF	5,747	590,217
iShares 1-3 Year Treasury Bond ETF	31,113	2,540,376
iShares 1-5 Year Investment Grade Corporate Bond ETF	52,544	2,692,355
iShares 20+ Year Treasury Bond ETF	35,479	3,256,263
iShares 3-7 Year Treasury Bond ETF	24,681	2,849,915
iShares 5-10 Year Investment Grade Corporate Bond ETF	57,679	2,956,625
iShares 7-10 Year Treasury Bond ETF	7,997	748,919
iShares Core Total USD Bond Market ETF	79,706	3,604,305
iShares Core U.S. Aggregate Bond ETF	59,586	5,784,013
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,364	1,270,927
iShares MBS ETF	58,874	5,405,222
iShares TIPS Bond ETF	10,646	1,136,780
TOTAL DEBT FUNDS		34,839,719
EQUITY FUNDS - 52.9%
iShares Core MSCI EAFE ETF	56,967	4,138,083
iShares Core S&P 500 ETF (a)	37,275	20,397,998
iShares Core S&P Mid-Cap ETF	54,867	3,210,817
iShares Core S&P Small-Cap ETF	14,457	1,541,984
iShares MSCI EAFE Growth ETF	11,962	1,223,713
iShares MSCI EAFE Value ETF	11,388	604,019
iShares MSCI Emerging Markets ex China ETF	20,813	1,232,130
	Shares/ Principal	Fair Value
EQUITY FUNDS - 52.9% (Continued)
iShares MSCI USA Momentum Factor ETF	5,225	$1,018,196
iShares MSCI USA Quality Factor ETF	21,725	3,709,761
iShares S&P 500 Growth ETF	31,989	2,960,262
iShares S&P 500 Value ETF	6,433	1,170,870
iShares U.S. Technology ETF	11,464	1,725,332
TOTAL EQUITY FUNDS		42,933,165
TOTAL EXCHANGE TRADED FUNDS (Cost - $60,687,119)		77,772,884
SHORT-TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
Dreyfus Government Cash Management, 5.19% (b)	2,635,546	2,635,546
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (b)	804,098	804,098
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,439,644)		3,439,644
TOTAL INVESTMENTS - 100.1% (Cost - $64,126,763)		$81,212,528
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(68,659)
TOTAL NET ASSETS - 100.0%		$81,143,869

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

TIPS - Treasury Inflation Protected Security

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 73.2%
DEBT FUNDS - 27.4%
iShares 3-7 Year Treasury Bond ETF	27,145	$3,134,433
iShares iBoxx $ High Yield Corporate Bond ETF	70,652	5,450,095
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,179	12,230,855
iShares J.P. Morgan USD Emerging Markets Bond ETF	26,144	2,313,221
iShares MBS ETF	175,409	16,104,300
iShares Short Treasury Bond ETF	21,182	2,340,611
iShares U.S. Treasury Bond ETF	104,179	2,351,320
TOTAL DEBT FUNDS		43,924,835
EQUITY FUNDS - 45.8%
iShares Core Dividend Growth ETF	26,985	1,554,606
iShares Core MSCI EAFE ETF	112,909	8,201,710
iShares Core S&P U.S. Growth ETF	195,322	24,899,648
iShares Global Healthcare ETF	56,346	5,231,163
iShares Global Tech ETF	20,366	1,686,712
iShares MSCI Global Min Vol Factor ETF	29,768	3,114,923
iShares MSCI Japan ETF	33,719	2,300,985
iShares MSCI USA Quality Factor ETF	59,059	10,084,915
iShares MSCI USA Value Factor ETF	14,930	1,544,658
iShares U.S. Consumer Discretionary ETF	48,669	3,955,816
iShares U.S. Energy ETF	63,494	3,047,712
	Shares/ Principal	Fair Value
EQUITY FUNDS - 45.8% (Continued)
iShares U.S. Financial Services ETF	23,828	$1,553,824
iShares U.S. Industrials ETF	50,996	6,090,962
TOTAL EQUITY FUNDS		73,267,634
TOTAL EXCHANGE TRADED FUNDS (Cost - $96,880,289)		117,192,469
VARIABLE INSURANCE TRUSTS - 22.6%
ASSET ALLOCATION FUND - 22.6%
BlackRock Global Allocation VI Fund, Class I (Cost - $31,035,142)*	2,087,000	36,188,577
SHORT-TERM INVESTMENTS - 4.3%
MONEY MARKET FUNDS - 4.3%
Dreyfus Government Cash Management, 5.19% (a)	5,680,332	5,680,332
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a)	1,263,985	1,263,985
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,944,317)		6,944,317
TOTAL INVESTMENTS - 100.1% (Cost - $134,859,748)		$160,325,363
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(153,406)
TOTAL NET ASSETS - 100.0%		$160,171,957

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 71.2%
AEROSPACE & DEFENSE - 2.6%
General Dynamics Corp.	7,759	$2,251,196
RTX Corp.	27,520	2,762,733
		5,013,929
AIR FREIGHT & LOGISTICS - 1.2%
United Parcel Service, Inc., Class B	16,487	2,256,246
BANKS - 1.3%
JPMorgan Chase & Co.	12,499	2,528,048
BEVERAGES - 1.4%
PepsiCo, Inc.	16,553	2,730,086
BIOTECHNOLOGY - 1.2%
AbbVie, Inc.	12,929	2,217,582
BUILDING PRODUCTS - 2.4%
Carlisle Cos., Inc.	5,752	2,330,768
Johnson Controls International PLC	32,515	2,161,272
		4,492,040
CAPITAL MARKETS - 1.7%
Charles Schwab Corp. (The)	13,425	989,288
Nasdaq, Inc.	38,197	2,301,751
		3,291,039
CHEMICALS - 5.6%
Air Products and Chemicals, Inc.	8,858	2,285,807
Ecolab, Inc.	9,212	2,192,456
Linde PLC	11,600	5,090,196
Sherwin-Williams Co. (The)	3,511	1,047,788
		10,616,247
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Cintas Corp.	3,571	2,500,628
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	671	3
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
Casey's General Stores, Inc.	1,100	419,716
Target Corp.	13,122	1,942,581
Walmart, Inc.	38,299	2,593,225
		4,955,522
ELECTRIC UTILITIES - 0.2%
NextEra Energy, Inc.	4,600	325,726
ELECTRICAL EQUIPMENT - 1.0%
nVent Electric PLC	23,760	1,820,254
FINANCIAL SERVICES - 2.0%
Visa, Inc., Class A	14,217	3,731,536
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 1.8%
McCormick & Co., Inc.	20,890	$1,481,937
Mondelez International, Inc., Class A	29,135	1,906,594
		3,388,531
GROUND TRANSPORTATION - 1.4%
JB Hunt Transport Services, Inc.	8,299	1,327,840
Norfolk Southern Corp.	5,976	1,282,987
		2,610,827
HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
Abbott Laboratories	22,674	2,356,055
Becton Dickinson & Co.	12,481	2,916,935
Medtronic PLC	12,964	1,020,396
STERIS PLC	1,700	373,218
Stryker Corp.	14,574	4,958,804
		11,625,408
HEALTH CARE PROVIDERS & SERVICES - 2.2%
UnitedHealth Group, Inc.	8,204	4,177,969
HOTELS, RESTAURANTS & LEISURE - 1.7%
McDonald's Corp.	9,968	2,540,245
Starbucks Corp.	8,800	685,080
		3,225,325
HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.	15,892	1,542,160
Procter & Gamble Co. (The)	16,415	2,707,162
		4,249,322
INDUSTRIAL CONGLOMERATES - 1.6%
Honeywell International, Inc.	14,745	3,148,647
INSURANCE - 0.7%
Erie Indemnity Co., Class A	3,600	1,304,640
IT SERVICES - 1.8%
Accenture PLC, Class A	11,371	3,450,075
LIFE SCIENCES TOOLS & SERVICES - 2.1%
Danaher Corp.	6,666	1,665,500
West Pharmaceutical Services, Inc.	6,910	2,276,085
		3,941,585
MACHINERY - 1.5%
Donaldson Co., Inc.	11,830	846,555
Dover Corp.	11,077	1,998,844
		2,845,399
OIL, GAS & CONSUMABLE FUELS - 2.2%
Chevron Corp.	10,575	1,654,142
EOG Resources, Inc.	10,078	1,268,518
Exxon Mobil Corp.	10,487	1,207,263
		4,129,923

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 1.1%
Johnson & Johnson	14,010	$2,047,702
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
Analog Devices, Inc.	15,970	3,645,312
Broadcom, Inc.	1,305	2,095,217
Texas Instruments, Inc.	18,747	3,646,854
		9,387,383
SOFTWARE - 10.2%
Microsoft Corp.	29,770	13,305,702
Roper Technologies, Inc.	10,850	6,115,711
		19,421,413
SPECIALTY RETAIL - 2.7%
Lowe's Cos., Inc.	11,889	2,621,049
Ross Stores, Inc.	16,845	2,447,915
		5,068,964
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Apple, Inc.	3,173	668,297
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
NIKE, Inc., Class B	19,602	1,477,403
TRADING COMPANIES & DISTRIBUTORS - 1.4%
WW Grainger, Inc.	2,886	2,603,865
TOTAL COMMON STOCKS (Cost - $56,884,531)		135,251,564
CORPORATE BONDS AND NOTES - 10.4%
ADVERTISING - 0.0%†
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30 (a)	$100,000	100,615
AEROSPACE & DEFENSE - 0.1%
Boeing Co. (The) 5.15%, 5/1/30	150,000	144,166
3.65%, 3/1/47	100,000	65,292
		209,458
AGRICULTURE - 0.3%
Altria Group, Inc., 3.40%, 5/6/30	100,000	90,543
Imperial Brands Finance PLC, 4.25%, 7/21/25 (a)	200,000	196,964
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	198,977
		486,484
AIRLINES - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	150,000	148,181
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	25,200	24,886
		173,067
	Shares/ Principal	Fair Value
APPAREL - 0.1%
Hanesbrands, Inc., 9.00%, 2/15/31 (a)	$100,000	$104,761
Tapestry, Inc., 7.05%, 11/27/25	150,000	152,488
		257,249
AUTO MANUFACTURERS - 0.0%†
Hyundai Capital America, 5.35%, 3/19/29 (a)	50,000	49,943
BANKS - 2.7%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27 (a),(b)	200,000	202,633
Banco Santander SA, 2.75%, 12/3/30	200,000	166,526
Bank of America Corp.
3.50%, 4/19/26	500,000	484,702
2.59%, (SOFR + 2.15%), 4/29/31 (b)	100,000	86,531
1.92%, (SOFR + 1.37%), 10/24/31 (b)	200,000	163,707
5.47%, (SOFR + 1.65%), 1/23/35 (b)	150,000	150,223
BNP Paribas SA, 2.82%, (3 Month TermSOFR + 1.37%), 11/19/25 (a),(b)	200,000	197,511
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27 (a),(b)	250,000	229,480
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31 (b)	100,000	85,895
3.06%, (SOFR + 1.35%), 1/25/33 (b)	200,000	170,208
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30 (a),(b)	200,000	200,676
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	150,274
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27 (b)	50,000	46,174
1.99%, (SOFR + 1.09%), 1/27/32 (b)	300,000	243,837
2.38%, (SOFR + 1.25%), 7/21/32 (b)	200,000	164,535
JPMorgan Chase & Co. 4.49%, (3 Month Term SOFR + 3.79%), 3/24/31 (b)	400,000	385,553
5.34%, (SOFR + 1.62%), 1/23/35 (b)	50,000	49,805
Mitsubishi UFJ Financial Group, Inc., 5.06%, (US 1 Year CMT T-Note + 1.55%), 9/12/25 (b)	200,000	199,640
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29 (b)	200,000	202,789
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32 (b)	500,000	409,173
Nordea Bank Abp, 4.75%, 9/22/25 (a)	200,000	198,533
PNC Financial Services Group, Inc. (The), 5.30%, (SOFR + 1.34%), 1/21/28 (b)	50,000	49,934
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27 (a),(b)	200,000	184,483
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29 (b)	50,000	53,117

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
BANKS - 2.7% (Continued)
5.44%, (SOFR + 1.62%), 1/24/30 (b)	$100,000	$99,763
US Bancorp, 5.73%, (SOFR + 1.43%), 10/21/26 (b)	100,000	100,167
Wells Fargo & Co.
4.54%, (SOFR + 1.56%), 8/15/26 (b)	100,000	98,762
5.20%, (SOFR + 1.50%), 1/23/30 (b)	100,000	99,654
5.50%, (SOFR + 1.78%), 1/23/35 (b)	250,000	249,916
		5,124,201
BEVERAGES - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	95,573
BIOTECHNOLOGY - 0.3%
Amgen, Inc., 5.25%, 3/2/33	100,000	99,888
Biogen, Inc., 2.25%, 5/1/30	100,000	85,193
CSL Finance PLC, 4.25%, 4/27/32 (a)	150,000	141,177
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	240,839
		567,097
BUILDING MATERIALS - 0.1%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32 (a)	100,000	100,730
Owens Corning, 5.70%, 6/15/34	100,000	101,116
		201,846
CHEMICALS - 0.1%
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	100,000	107,616
COMMERCIAL SERVICES - 0.1%
Ashtead Capital, Inc., 5.80%, 4/15/34 (a)	200,000	198,852
COMPUTERS - 0.1%
Apple, Inc., 2.65%, 5/11/50	100,000	64,216
McAfee Corp., 7.38%, 2/15/30 (a)	100,000	92,402
		156,618
COSMETICS & PERSONAL CARE - 0.2%
Estee Lauder Cos., Inc. (The), 4.65%, 5/15/33	150,000	145,011
Kenvue, Inc., 5.05%, 3/22/28	150,000	150,861
		295,872
DIVERSIFIED FINANCIAL SERVICES - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	126,040
Jefferson Capital Holdings LLC, 9.50%, 2/15/29 (a)	100,000	103,092
StoneX Group, Inc., 7.88%, 3/1/31 (a)	100,000	103,140
		332,272
ELECTRIC - 1.1%
Comision Federal de Electricidad, 3.35%, 2/9/31 (a)	200,000	165,403
	Shares/ Principal	Fair Value
ELECTRIC - 1.1% (Continued)
Constellation Energy Generation LLC, 6.13%, 1/15/34	$50,000	$52,166
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	90,387
DTE Energy Co., 4.88%, 6/1/28	150,000	147,693
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	103,283
Duke Energy Corp., 3.75%, 9/1/46	100,000	73,109
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	49,658
EDP Finance BV, 1.71%, 1/24/28 (a)	200,000	176,794
Electricite de France SA, 5.70%, 5/23/28 (a)	200,000	202,112
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	187,206
Exelon Corp., 4.05%, 4/15/30	200,000	187,801
Florida Power & Light Co., 4.63%, 5/15/30	100,000	98,041
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	50,000	50,095
Southern Co. (The), 3.70%, 4/30/30	50,000	46,135
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	300,000	283,606
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	147,533
		2,061,022
ELECTRICAL COMPONENTS & EQUIPMENTS - 0.0%†
WESCO Distribution, Inc., 6.63%, 3/15/32 (a)	100,000	101,077
ELECTRONICS - 0.1%
EquipmentShare.com, Inc., 9.00%, 5/15/28 (a)	100,000	103,216
ENTERTAINMENT - 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/29 (a)	100,000	91,667
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc., 6.63%, 5/1/32 (a)	100,000	101,566
		193,233
FOOD - 0.2%
Hershey Co. (The), 4.50%, 5/4/33	100,000	97,193
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	172,689
SYSCO Corp., 6.00%, 1/17/34	50,000	52,589
		322,471
HEALTHCARE-PRODUCTS - 0.3%
Baxter International, Inc., 2.54%, 2/1/32	200,000	164,341
GE Healthcare Technologies, Inc., 5.60%, 11/15/25	100,000	100,032
Revvity, Inc., 2.25%, 9/15/31	200,000	163,937
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	85,271
		513,581

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 0.5%
Centene Corp., 3.00%, 10/15/30	$100,000	$85,499
DaVita, Inc., 4.63%, 6/1/30 (a)	100,000	90,358
Elevance Health, Inc., 4.65%, 1/15/43	100,000	88,554
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	204,713
IQVIA, Inc., 6.25%, 2/1/29	100,000	102,775
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	99,961
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	210,060
UnitedHealth Group, Inc., 3.05%, 5/15/41	100,000	74,086
		956,006
INSURANCE - 0.6%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30 (a)	100,000	100,185
AIA Group Ltd., 4.95%, 4/4/33 (a)	200,000	196,639
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	144,802
Arthur J Gallagher & Co., 3.05%, 3/9/52	200,000	123,214
Corebridge Financial, Inc., 6.05%, 9/15/33 (a)	150,000	154,205
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	49,919
Metropolitan Life Global Funding I, 4.30%, 8/25/29 (a)	150,000	144,452
RGA Global Funding, 5.50%, 1/11/31 (a)	100,000	99,930
Sammons Financial Group, Inc., 6.88%, 4/15/34 (a)	100,000	102,729
		1,116,075
INTERNET - 0.1%
Meta Platforms, Inc., 4.95%, 5/15/33	150,000	151,056
LODGING - 0.0%†
Marriott International, Inc./MD, 5.30%, 5/15/34	50,000	49,183
MACHINERY-DIVERSIFIED - 0.0%†
Esab Corp., 6.25%, 4/15/29 (a)	100,000	100,610
MEDIA - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.80%, 4/1/31	200,000	163,762
4.40%, 4/1/33	100,000	88,328
Comcast Corp., 4.80%, 5/15/33	100,000	97,455
Fox Corp., 3.50%, 4/8/30	200,000	182,529
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	96,991
Walt Disney Co. (The), 2.75%, 9/1/49	150,000	95,947
		725,012
MISCELLANEOUS MANUFACTURING - 0.1%
Eaton Corp., 4.15%, 3/15/33	100,000	93,782
Hillenbrand, Inc., 6.25%, 2/15/29	100,000	100,501
		194,283
	Shares/ Principal	Fair Value
MULTI-NATIONAL - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29 (a)	$200,000	$179,234
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (a)	200,000	190,753
		369,987
OIL & GAS - 0.5%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	181,836
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	48,643
BP Capital Markets America, Inc., 4.89%, 9/11/33	200,000	194,955
Citgo Petroleum Corp., 6.38%, 6/15/26 (a)	50,000	49,716
Matador Resources Co., 6.50%, 4/15/32 (a)	100,000	100,049
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	60,801
Schlumberger Holdings Corp., 5.00%, 11/15/29 (a)	120,000	119,177
Sunoco LP, 7.25%, 5/1/32 (a)	100,000	103,424
Vital Energy, Inc., 7.88%, 4/15/32 (a)	100,000	101,656
		960,257
PACKAGING & CONTAINERS - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	42,936
PHARMACEUTICALS - 0.3%
AbbVie, Inc., 4.05%, 11/21/39	100,000	87,129
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	100,000	95,026
CVS Health Corp.
5.30%, 6/1/33	100,000	97,892
4.78%, 3/25/38	100,000	89,518
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	97,619
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	96,180
		563,364
PIPELINES - 0.5%
Cheniere Energy, Inc., 5.65%, 4/15/34 (a)	50,000	50,040
Energy Transfer LP
4.75%, 1/15/26	100,000	98,779
4.95%, 5/15/28	100,000	98,533
5.55%, 5/15/34	100,000	98,979
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	91,633
MPLX LP, 5.50%, 6/1/34	100,000	98,695
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	200,000	198,317
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	96,742

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
PIPELINES - 0.5% (Continued)
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	$100,000	$90,305
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	45,359
		967,382
REITS - 0.4%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	236,770
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	65,190
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29 (a)	100,000	100,126
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32 (a)	100,000	100,151
Simon Property Group LP, 3.25%, 9/13/49	200,000	134,774
VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26 (a)	100,000	97,189
		734,200
RETAIL - 0.1%
FirstCash, Inc., 6.88%, 3/1/32 (a)	100,000	100,012
Target Corp., 2.95%, 1/15/52	200,000	129,549
		229,561
SOFTWARE - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	150,000	130,588
TELECOMMUNICATIONS - 0.3%
AT&T, Inc., 2.55%, 12/1/33	250,000	199,221
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	84,892
T-Mobile USA, Inc.
3.88%, 4/15/30	200,000	187,084
3.30%, 2/15/51	100,000	67,903
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	122,868
		661,968
TRANSPORTATION - 0.1%
CSX Corp., 4.10%, 3/15/44	100,000	82,611
Union Pacific Corp., 3.20%, 5/20/41	150,000	113,780
		196,391
TOTAL CORPORATE BONDS AND NOTES (Cost - $20,941,139)		19,800,222
AGENCY MORTGAGE BACKED SECURITIES - 8.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5%
Freddie Mac Pool
2.00%, 3/1/51	575,927	453,943
2.50%, 10/1/51	520,258	427,936
3.00%, 2/1/52	701,311	600,985
2.00%, 3/1/52	642,555	504,772
2.00%, 4/1/52	1,431,807	1,124,307
2.50%, 5/1/52	896,443	735,422
	Shares/ Principal	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5% (Continued)
4.00%, 8/1/52	$721,113	$661,675
4.50%, 8/1/52	2,313,093	2,187,472
		6,696,512
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.0%
Fannie Mae or Freddie Mac
2.00%, 7/1/54 (c)	1,660,000	1,301,284
2.50%, 7/1/54 (c)	1,500,000	1,227,656
3.50%, 7/1/54 (c)	550,000	487,352
4.00%, 7/1/54 (c)	530,000	485,612
5.50%, 7/1/54 (c)	1,740,000	1,718,250
6.00%, 7/1/54 (c)	1,170,000	1,174,388
Fannie Mae Pool
3.00%, 11/1/48	215,528	187,985
3.00%, 1/1/52	501,129	430,235
2.50%, 4/1/52	212,529	174,152
3.50%, 12/1/52	506,452	449,524
		7,636,438
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
Ginnie Mae II Pool
2.00%, 7/20/52	272,957	222,877
2.50%, 7/20/52	272,385	229,594
Government National Mortgage Association, 6.00%, 7/20/54 (c)	420,000	422,034
		874,505
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $15,672,585)		15,207,455
U.S. TREASURY SECURITIES AND AGENCY BONDS - 4.3%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	105,555
U.S. Treasury Bond
1.13%, 8/15/40	231,000	141,316
1.75%, 8/15/41	555,000	368,641
3.88%, 2/15/43	110,000	99,842
2.50%, 5/15/46 (d)	915,000	646,540
2.25%, 8/15/46	645,000	432,301
2.75%, 8/15/47	150,000	109,910
2.75%, 11/15/47	319,000	233,294
3.13%, 5/15/48	100,000	78,215
3.00%, 8/15/48	330,000	251,870
2.88%, 5/15/49	300,000	222,961
1.25%, 5/15/50	980,000	489,311
2.38%, 5/15/51	449,000	297,691
1.88%, 11/15/51	705,000	412,205
3.63%, 5/15/53	180,000	154,153
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	639,996	619,141

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 4.3% (Continued)
U.S. Treasury Note
0.38%, 12/31/25	$900,000	$841,676
1.88%, 2/28/27	1,780,000	1,660,615
3.25%, 6/30/27	70,000	67,553
3.13%, 8/31/27	720,000	690,862
4.63%, 4/30/29	65,000	65,787
4.50%, 5/31/29	70,000	70,519
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $9,371,374)		8,059,958
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.2%
Antares CLO 2018-1 Ltd., 7.24%, (3 Month Term SOFR + 1.91%), 4/20/31 (a),(b)	250,000	249,676
Barings CLO 2018-4 Ltd., 6.48%, (3 Month Term SOFR + 1.15%), 10/15/30 (a),(b)	250,000	250,050
Benchmark 2023-V3 Mortgage Trust, 6.36%, 7/15/56 (e)	20,000	20,683
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	5,274	5,217
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(e)	43,458	40,640
BX 2021-LBA3 Mortgage Trust, 6.34%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	127,154
BX Commercial Mortgage Trust 2021-VOLT, 6.39%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	130,000	127,628
BX Trust 2022-IND, 6.82%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	162,996	162,280
Carlyle Direct Lending CLO 2015-1R LLC, 7.79%, (3 Month Term SOFR + 2.46%), 10/15/31 (a),(b)	250,000	250,000
Carlyle Global Market Strategies CLO 2015-4 Ltd., 6.54%, (3 Month Term SOFR + 1.22%), 7/20/32 (a),(b)	250,000	250,417
CIFC Funding 2022-II Ltd., 6.65%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)	310,000	310,610
CIFC Funding Ltd., 6.85%, (3 Month Term SOFR + 1.52%), 4/22/37 (a),(b)	300,000	301,135
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(e)	16,607	15,535
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(e)	9,495	9,006
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(e)	80,251	77,091
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.2% (Continued)
Dryden 97 CLO Ltd., 6.62%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	$250,000	$250,160
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(e)	250,000	238,787
Ellington CLO III Ltd., 7.24%, (3 Month Term SOFR + 1.91%), 7/20/30 (a),(b)	113,604	113,734
Fannie Mae Connecticut Avenue Securities, 8.35%, (SOFR + 3.01%), 7/25/24 (b)	25,159	25,181
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)	140,928	133,208
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.34%, (SOFR + 2.00%), 4/25/42 (a),(b)	62,038	62,770
Freddie Mac Structured Agency Credit Risk Debt Notes, 10.60%, (SOFR + 5.26%), 11/25/28 (b)	74,588	78,681
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)	72,997	63,671
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	201,812	185,190
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(e)	92,585	79,450
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(e)	191,743	164,539
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(e)	141,144	121,119
Madsion Park Funding XXIX Ltd., 6.51%, (3 Month Term SOFR + 1.18%), 10/18/30 (a),(b)	244,759	245,002
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(e)	67,790	65,001
Neuberger Berman Loan Advisers CLO 27 Ltd., 6.69%, (3 Month Term SOFR + 1.36%), 1/15/30 (a),(b)	649,000	647,790
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	231,699
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(e)	71,299	61,184
OCP CLO 2014-6 Ltd., 6.47%, (3 Month Term SOFR + 1.15%), 10/17/30 (a),(b)	250,000	250,049
Octagon Investment Partners 35 Ltd., 6.69%, (3 Month Term SOFR + 1.36%), 1/20/31 (a),(b)	500,000	497,873
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(e)	21,370	18,024
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(e)	135,044	117,408
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(e)	244,306	208,729
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(e)	7,337	7,221
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $6,290,066)		6,063,592

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
MUTUAL FUNDS - 0.9%
DEBT FUNDS - 0.9%
Franklin Floating Rate Daily Access Fund (Cost - $1,562,400)	$207,411	$1,607,436
MUNICIPAL BONDS - 0.3%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	225,000	211,022
Greenville City School District, 3.54%, 1/1/51	110,000	84,976
San Bernardino Community College District
2.69%, 8/1/41	250,000	182,380
2.86%, 8/1/49	150,000	99,750
TOTAL MUNICIPAL BONDS (Cost - $727,203)		578,128
SOVEREIGN DEBTS - 0.3%
Colombia Government International Bond, 5.00%, 6/15/45	200,000	140,564
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	65,804
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	171,753
Romanian Government International Bond, 6.13%, 1/22/44 (a)	130,000	123,370
TOTAL SOVEREIGN DEBTS (Cost - $650,378)		501,491
PREFERRED STOCKS - 0.0%†
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	0
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 5.2%
MONEY MARKET FUNDS - 5.2%
Dreyfus Government Cash Management, 5.19% (f)	6,399,962	$6,399,962
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (f)	3,513,269	3,513,269
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,913,231)		9,913,231
TOTAL INVESTMENTS - 103.8% (Cost - $122,015,052)		$196,983,077
OTHER ASSETS LESS LIABILITIES - NET (3.8)%		(7,140,766)
TOTAL NET ASSETS - 100.0%		$189,842,311

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2024, these securities amounted to $12,759,154 or 6.7% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  A portion of this investment, valued at $212,929, is held as collateral for derivative investments.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate
FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	1	9/19/2024	$109,984	$1,875
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	13	9/30/2024	2,654,844	10,282
					12,157
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	6	9/19/2024	681,187	(2,606)
U.S. Long Bond Future	J. P. Morgan Securities LLC	7	9/19/2024	828,187	(18,594)
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	1	9/19/2024	125,344	(3,469)
					(24,669)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(12,512)

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	$500,000	$50,037	$41	$49,996
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$50,037	$41	$49,996

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	-	B-	06/21/27	$115,000	$(701)	$(12,380)	$11,679
Citibank NA	CDX.NA.HY.42	Quarterly	Sell	5.00%	-	NR	06/20/29	300,000	(19,187)	(20,797)	1,610
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(19,888)	$(33,177)	$13,289

*  Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR - Not Rated

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/04/24	JP Morgan Chase Bank	17,000,000	JPY	115,247	USD	$(7,986)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(7,986)

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 96.1%
DEBT FUNDS - 14.2%
iShares 10+ Year Investment Grade Corporate Bond ETF	46,761	$2,339,920
iShares 10-20 Year Treasury Bond ETF	6,665	684,496
iShares 1-3 Year Treasury Bond ETF	40,049	3,270,001
iShares 1-5 Year Investment Grade Corporate Bond ETF	63,617	3,259,735
iShares 20+ Year Treasury Bond ETF	70,745	6,492,976
iShares 3-7 Year Treasury Bond ETF	32,036	3,699,197
iShares 5-10 Year Investment Grade Corporate Bond ETF	41,181	2,110,938
iShares 7-10 Year Treasury Bond ETF	10,323	966,749
iShares Core Total USD Bond Market ETF	154,367	6,980,476
iShares Core U.S. Aggregate Bond ETF	91,076	8,840,747
iShares MBS ETF	46,463	4,265,768
TOTAL DEBT FUNDS		42,911,003
EQUITY FUNDS - 81.9%
iShares Core MSCI EAFE ETF	341,565	24,811,282
iShares Core S&P 500 ETF (a)	203,551	111,389,214
iShares Core S&P Mid-Cap ETF	325,349	19,039,424
iShares Core S&P Small-Cap ETF	86,211	9,195,265
iShares MSCI EAFE Growth ETF	77,331	7,910,961
iShares MSCI EAFE Value ETF	65,761	3,487,963
iShares MSCI Emerging Markets ex China ETF	102,429	6,063,797
iShares MSCI USA Momentum Factor ETF	28,597	5,572,697
	Shares/ Principal	Fair Value
EQUITY FUNDS - 81.9% (Continued)
iShares MSCI USA Quality Factor ETF	125,178	$21,375,395
iShares S&P 500 Growth ETF	183,891	17,017,273
iShares S&P 500 Value ETF	39,452	7,180,659
iShares U.S. Infrastructure ETF	25,061	1,055,569
iShares U.S. Technology ETF	83,753	12,604,827
TOTAL EQUITY FUNDS		246,704,326
TOTAL EXCHANGE TRADED FUNDS (Cost - $182,680,243)		289,615,329
SHORT-TERM INVESTMENTS - 4.0%
MONEY MARKET FUNDS - 4.0%
Dreyfus Government Cash Management, 5.19% (b)	9,057,033	9,057,033
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (b)	2,945,332	2,945,332
TOTAL SHORT-TERM INVESTMENTS (Cost - $12,002,365)		12,002,365
TOTAL INVESTMENTS - 100.1% (Cost - $194,682,608)		$301,617,694
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(298,953)
TOTAL NET ASSETS - 100.0%		$301,318,741

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.9%
DEBT FUNDS - 28.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	29,680	$1,485,187
iShares 10-20 Year Treasury Bond ETF	4,611	473,550
iShares 1-3 Year Treasury Bond ETF	25,310	2,066,562
iShares 1-5 Year Investment Grade Corporate Bond ETF	38,654	1,980,631
iShares 20+ Year Treasury Bond ETF	34,902	3,203,306
iShares 3-7 Year Treasury Bond ETF	20,142	2,325,797
iShares 5-10 Year Investment Grade Corporate Bond ETF	27,161	1,392,273
iShares 7-10 Year Treasury Bond ETF	6,562	614,531
iShares Core Total USD Bond Market ETF	93,850	4,243,897
iShares Core U.S. Aggregate Bond ETF	48,875	4,744,296
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,913	611,662
iShares MBS ETF	46,782	4,295,055
TOTAL DEBT FUNDS		27,436,747
EQUITY FUNDS - 67.3%
iShares Core MSCI EAFE ETF	88,281	6,412,732
iShares Core S&P 500 ETF (a)	54,153	29,634,146
iShares Core S&P Mid-Cap ETF	82,622	4,835,039
iShares Core S&P Small-Cap ETF	21,896	2,335,427
iShares MSCI EAFE Growth ETF	19,377	1,982,267
iShares MSCI EAFE Value ETF	16,432	871,553
iShares MSCI Emerging Markets ex China ETF	25,661	1,519,131
	Shares/ Principal	Fair Value
EQUITY FUNDS - 67.3% (Continued)
iShares MSCI USA Momentum Factor ETF	7,782	$1,516,478
iShares MSCI USA Quality Factor ETF	32,185	5,495,911
iShares S&P 500 Growth ETF	46,688	4,320,508
iShares S&P 500 Value ETF	11,231	2,044,154
iShares U.S. Infrastructure ETF	7,380	310,846
iShares U.S. Technology ETF	21,199	3,190,450
TOTAL EQUITY FUNDS		64,468,642
TOTAL EXCHANGE TRADED FUNDS (Cost - $64,849,433)		91,905,389
SHORT-TERM INVESTMENTS - 4.1%
MONEY MARKET FUNDS - 4.1%
Dreyfus Government Cash Management, 5.19% (b)	3,008,830	3,008,830
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (b)	960,043	960,043
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,968,873)		3,968,873
TOTAL INVESTMENTS - 100.0% (Cost - $68,818,306)		$95,874,262
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(23,554)
TOTAL NET ASSETS - 100.0%		$95,850,708

†  Represents less than 0.05%.

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 78.9%
DEBT FUNDS - 19.9%
MFS Total Return Bond Series, Class I*	1,249,244	$14,628,650
EQUITY FUNDS - 59.0%
American Century VP Mid Cap Value, Class I	72,390	1,372,298
American Century VP Value Fund, Class I	527,760	6,267,151
MFS Growth Series*	133,671	10,018,638
MFS VIT II - International Intrinsic Value Portfolio, Class I*	173,627	5,453,611
MFS VIT II Blended Research Core Equity Portfolio, Class I*	78,540	5,143,569
MFS VIT Mid Cap Growth Series*	152,508	1,407,646
Putnam VT Large Cap Growth Fund	314,340	5,155,176
Putnam VT Large Cap Value Fund	272,254	8,586,889
TOTAL EQUITY FUNDS		43,404,978
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $44,291,485)		58,033,628
EXCHANGE TRADED FUNDS - 16.8%
DEBT FUNDS - 5.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	41,140	2,108,013
iShares Core U.S. Aggregate Bond ETF	21,355	2,072,930
TOTAL DEBT FUNDS		4,180,943
	Shares/ Principal	Fair Value
EQUITY FUNDS - 11.1%
iShares Core MSCI EAFE ETF	65,043	$4,724,724
iShares Core MSCI Emerging Markets ETF	13,117	702,153
iShares Core S&P Small-Cap ETF	25,850	2,757,161
TOTAL EQUITY FUNDS		8,184,038
TOTAL EXCHANGE TRADED FUNDS (Cost - $11,324,766)		12,364,981
SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
Dreyfus Government Cash Management, 5.19% (a)	3,075,526	3,075,526
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a)	162,558	162,558
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,238,084)		3,238,084
TOTAL INVESTMENTS - 100.1% (Cost - $58,854,335)		$73,636,693
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(47,590)
TOTAL NET ASSETS - 100.0%		$73,589,103

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 62.3%
AEROSPACE & DEFENSE - 0.8%
Boeing Co. (The)*	2,368	$431,000
General Dynamics Corp.	6,105	1,771,305
RTX Corp.	5,575	559,674
		2,761,979
AIR FREIGHT & LOGISTICS - 0.2%
C.H. Robinson Worldwide, Inc.	7,526	663,191
AUTOMOBILE COMPONENTS - 0.1%
Goodyear Tire & Rubber Co. (The)*	22,588	256,374
Modine Manufacturing Co.*	1,600	160,304
		416,678
BANKS - 1.8%
JPMorgan Chase & Co.	14,409	2,914,364
Wells Fargo & Co.	50,514	3,000,027
		5,914,391
BEVERAGES - 0.6%
Celsius Holdings, Inc.*	6,400	365,376
Constellation Brands, Inc., Class A	3,675	945,504
Keurig Dr Pepper, Inc.	17,207	574,714
		1,885,594
BIOTECHNOLOGY - 1.6%
AbbVie, Inc.	10,767	1,846,756
Alnylam Pharmaceuticals, Inc.*	675	164,025
Amgen, Inc.	606	189,345
Apellis Pharmaceuticals, Inc.*	1,622	62,220
Ascendis Pharma A/S, ADR*	641	87,420
Avidity Biosciences, Inc.*	1,893	77,329
Biogen, Inc.*	932	216,056
Bridgebio Pharma, Inc.*^	1,355	34,322
Celldex Therapeutics, Inc.*	2,286	84,605
Crinetics Pharmaceuticals, Inc.*	1,679	75,202
Cytokinetics, Inc.*	4,868	263,748
Immunocore Holdings PLC, ADR*	1,617	54,800
Moderna, Inc.*	982	116,613
Regeneron Pharmaceuticals, Inc.*	640	672,659
REVOLUTION Medicines, Inc.*	2,960	114,878
Rocket Pharmaceuticals, Inc.*	2,471	53,201
Sarepta Therapeutics, Inc.*	452	71,416
Syndax Pharmaceuticals, Inc.*	2,016	41,388
Ultragenyx Pharmaceutical, Inc.*	1,584	65,102
United Therapeutics Corp.*	266	84,734
Vaxcyte, Inc.*	1,156	87,290
Vertex Pharmaceuticals, Inc.*	1,564	733,078
		5,196,187
BROADLINE RETAIL - 3.5%
Amazon.com, Inc.*	59,487	11,495,863
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.6%
AZEK Co., Inc. (The)*	13,492	$568,418
Builders FirstSource, Inc.*	5,097	705,476
Johnson Controls International PLC	9,447	627,942
Trane Technologies PLC	352	115,783
		2,017,619
CAPITAL MARKETS - 1.1%
Ares Management Corp., Class A	14,032	1,870,185
S&P Global, Inc.	4,348	1,939,208
		3,809,393
CHEMICALS - 1.4%
Arcadium Lithium PLC*	23,393	78,600
Cabot Corp.	7,943	729,882
Celanese Corp.	4,129	556,961
FMC Corp.	9,045	520,540
Ingevity Corp.*	4,702	205,524
Linde PLC	3,948	1,732,422
PPG Industries, Inc.	5,684	715,559
		4,539,488
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Clean Harbors, Inc.*	4,042	914,098
Waste Connections, Inc.	3,141	550,806
		1,464,904
CONSUMER FINANCE - 0.7%
American Express Co.	9,356	2,166,382
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
US Foods Holding Corp.*	7,236	383,363
DISTRIBUTORS - 0.4%
Pool Corp.	3,975	1,221,637
ELECTRIC UTILITIES - 0.6%
Exelon Corp.	2,935	101,580
NextEra Energy, Inc.	8,696	615,764
PG&E Corp.	78,618	1,372,670
		2,090,014
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Flex Ltd.*	45,418	1,339,377
ENERGY EQUIPMENT & SERVICES - 0.2%
Schlumberger NV	14,696	693,357
ENTERTAINMENT - 0.7%
Netflix, Inc.*	2,610	1,761,437
Spotify Technology SA*	1,904	597,456
		2,358,893

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
FINANCIAL SERVICES - 2.5%
Berkshire Hathaway, Inc., Class B*	6,969	$2,834,989
Block, Inc.*	18,828	1,214,218
Corpay, Inc.*	1,768	471,013
Equitable Holdings, Inc.	13,531	552,877
Global Payments, Inc.	3,539	342,221
PayPal Holdings, Inc.*	12,485	724,505
Visa, Inc., Class A	4,511	1,184,002
WEX, Inc.*	5,511	976,218
		8,300,043
FOOD PRODUCTS - 0.2%
Freshpet, Inc.*	5,328	689,390
GAS UTILITIES - 0.2%
Atmos Energy Corp.	7,028	819,816
GROUND TRANSPORTATION - 1.0%
Knight-Swift Transportation Holdings, Inc.	12,231	610,571
Ryder System, Inc.	5,162	639,469
Uber Technologies, Inc.*	28,049	2,038,601
		3,288,641
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Boston Scientific Corp.*	19,321	1,487,910
Dexcom, Inc.*	7,083	803,071
Edwards Lifesciences Corp.*	11,866	1,096,062
Intuitive Surgical, Inc.*	3,008	1,338,109
Stryker Corp.	2,910	990,127
		5,715,279
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Acadia Healthcare Co., Inc.*	6,271	423,543
agilon health, Inc.*	66,014	431,732
Cencora, Inc.	4,885	1,100,591
Centene Corp.*	7,871	521,847
Elevance Health, Inc.	1,865	1,010,569
HCA Healthcare, Inc.	2,841	912,757
Humana, Inc.	999	373,276
Molina Healthcare, Inc.*	1,854	551,194
UnitedHealth Group, Inc.	2,824	1,438,150
		6,763,659
HEALTH CARE REITS - 0.3%
Welltower, Inc.	9,744	1,015,812
HOTEL & RESORT REITS - 0.2%
Ryman Hospitality Properties, Inc.	6,513	650,388
HOTELS, RESTAURANTS & LEISURE - 1.8%
Chipotle Mexican Grill, Inc.*	43,050	2,697,082
Domino's Pizza, Inc.	1,397	721,313
DoorDash, Inc., Class A*	11,302	1,229,432
Dutch Bros, Inc., Class A*	5,087	210,602
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.8% (Continued)
Hyatt Hotels Corp., Class A	5,574	$846,802
Royal Caribbean Cruises Ltd.*	1,978	315,353
		6,020,584
HOUSEHOLD DURABLES - 0.4%
Lennar Corp., Class A	3,493	523,496
Skyline Champion Corp.*	10,523	712,933
		1,236,429
HOUSEHOLD PRODUCTS - 1.3%
Church & Dwight Co., Inc.	5,928	614,615
Procter & Gamble Co. (The)	23,193	3,824,990
		4,439,605
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Vistra Corp.	7,180	617,336
INSURANCE - 2.0%
American International Group, Inc.	16,547	1,228,449
Arch Capital Group Ltd.*	10,688	1,078,312
Assured Guaranty Ltd.	6,573	507,107
Everest Group Ltd.	3,738	1,424,253
Progressive Corp. (The)	5,634	1,170,238
SiriusPoint Ltd.*	43,682	532,921
Trupanion, Inc.*	20,522	603,347
		6,544,627
INTERACTIVE MEDIA & SERVICES - 4.2%
Alphabet, Inc., Class A	59,587	10,853,772
Meta Platforms, Inc., Class A	5,898	2,973,890
		13,827,662
IT SERVICES - 0.9%
MongoDB, Inc.*	3,446	861,362
Squarespace, Inc., Class A*	47,927	2,091,055
		2,952,417
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Agilent Technologies, Inc.	4,133	535,761
Danaher Corp.	5,225	1,305,466
ICON PLC*	2,334	731,639
Thermo Fisher Scientific, Inc.	687	379,911
		2,952,777
MACHINERY - 0.7%
Atmus Filtration Technologies, Inc.*	6,073	174,781
Flowserve Corp.	4,409	212,073
Fortive Corp.	10,919	809,098
Helios Technologies, Inc.	5,136	245,244
Ingersoll Rand, Inc.	2,644	240,181
Middleby Corp. (The)*	5,965	731,368
		2,412,745

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
MEDIA - 0.4%
New York Times Co. (The), Class A	11,077	$567,253
Omnicom Group, Inc.	9,965	893,861
		1,461,114
METALS & MINING - 0.1%
Nucor Corp.	1,469	232,220
MULTI-UTILITIES - 0.4%
Sempra	19,371	1,473,358
OIL, GAS & CONSUMABLE FUELS - 2.6%
EQT Corp.	11,005	406,965
Exxon Mobil Corp.	35,518	4,088,832
Marathon Petroleum Corp.	6,247	1,083,729
Shell PLC, ADR	30,588	2,207,842
Targa Resources Corp.	6,950	895,021
		8,682,389
PASSENGER AIRLINES - 0.3%
Delta Air Lines, Inc.	22,582	1,071,290
PERSONAL CARE PRODUCTS - 0.5%
BellRing Brands, Inc.*	9,030	515,974
elf Beauty, Inc.*	2,820	594,230
Haleon PLC, ADR	84,807	700,506
		1,810,710
PHARMACEUTICALS - 2.6%
AstraZeneca PLC, ADR	11,881	926,599
Eli Lilly & Co.	4,747	4,297,839
GSK PLC, ADR	14,334	551,859
Longboard Pharmaceuticals, Inc.*	5,700	154,071
Merck & Co., Inc.	16,874	2,089,001
Novartis AG, ADR	1,841	195,993
Structure Therapeutics, Inc., ADR*	6,728	264,209
		8,479,571
PROFESSIONAL SERVICES - 0.4%
Dayforce, Inc.*	13,444	666,822
Science Applications International Corp.	6,436	756,552
		1,423,374
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CoStar Group, Inc.*	3,538	262,307
RESIDENTIAL REITS - 0.2%
Camden Property Trust	5,800	632,838
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
Advanced Micro Devices, Inc.*	19,582	3,176,396
First Solar, Inc.*	1,464	330,073
KLA Corp.	2,105	1,735,594
Micron Technology, Inc.	17,616	2,317,032
NVIDIA Corp.	86,351	10,667,803
NXP Semiconductors NV	3,477	935,626
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8% (Continued)
QUALCOMM, Inc.	6,478	$1,290,288
Texas Instruments, Inc.	11,435	2,224,451
		22,677,263
SOFTWARE - 6.3%
Adobe, Inc.*	7,087	3,937,112
Atlassian Corp., Class A*	7,093	1,254,610
HubSpot, Inc.*	2,101	1,239,149
Microsoft Corp.	27,206	12,159,721
ServiceNow, Inc.*	1,179	927,484
Synopsys, Inc.*	2,620	1,559,057
		21,077,133
SPECIALIZED REITS - 0.3%
Equinix, Inc.	1,111	840,583
SPECIALTY RETAIL - 1.0%
TJX Cos., Inc. (The)	29,369	3,233,527
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
Apple, Inc.	61,348	12,921,116
TRADING COMPANIES & DISTRIBUTORS - 0.1%
AerCap Holdings NV	4,151	386,873
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
T-Mobile US, Inc.	11,153	1,964,936
TOTAL COMMON STOCKS (Cost - $122,395,736)		207,296,122
U.S. TREASURY SECURITIES AND AGENCY BONDS - 13.2%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	37,589
3.38%, 8/15/42	785,400	666,148
4.00%, 11/15/42	762,700	705,885
3.88%, 2/15/43	758,600	688,548
3.88%, 5/15/43	806,800	731,068
4.38%, 8/15/43	383,300	371,561
4.75%, 11/15/43	912,200	928,306
4.50%, 2/15/44	879,600	866,681
4.63%, 5/15/44	43,700	43,802
3.00%, 11/15/44	610,000	478,659
2.50%, 2/15/45	1,599,700	1,146,847
2.88%, 8/15/45	545,000	416,010
2.50%, 5/15/46 (a)	805,000	568,814
3.00%, 5/15/47	355,900	273,779
2.75%, 8/15/47	320,000	234,475
2.88%, 5/15/52	951,700	702,065
4.00%, 11/15/52	908,700	832,845
3.63%, 2/15/53	733,000	627,545
3.63%, 5/15/53	841,200	720,409
4.13%, 8/15/53	650,800	609,820

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 13.2% (Continued)
4.75%, 11/15/53	$759,800	$790,311
4.25%, 2/15/54	1,061,000	1,016,571
4.63%, 5/15/54	273,800	279,276
U.S. Treasury Note
4.63%, 3/15/26	43,000	42,851
4.50%, 3/31/26	1,023,100	1,017,785
4.88%, 5/31/26	1,007,900	1,009,908
4.63%, 6/30/26	1,358,400	1,355,955
4.38%, 8/15/26	1,344,700	1,335,823
0.75%, 8/31/26	505,000	464,462
4.63%, 9/15/26	310,000	309,637
4.63%, 10/15/26	140,000	139,896
1.13%, 10/31/26	420,000	387,630
4.63%, 11/15/26	170,000	169,940
1.25%, 11/30/26	140,000	129,309
4.38%, 12/15/26	895,000	890,001
1.25%, 12/31/26	1,164,000	1,073,153
4.00%, 1/15/27	363,000	357,782
4.25%, 3/15/27	600,000	595,289
2.50%, 3/31/27	327,000	309,999
4.50%, 5/15/27	522,500	521,888
2.63%, 5/31/27	144,000	136,586
4.13%, 9/30/27	436,100	431,296
4.13%, 10/31/27	342,700	338,938
3.88%, 11/30/27	192,200	188,604
3.88%, 12/31/27	313,600	307,695
3.50%, 1/31/28	325,200	315,050
4.00%, 2/29/28	1,225,700	1,207,506
1.25%, 3/31/28	44,000	39,201
3.63%, 3/31/28	550,000	534,811
3.50%, 4/30/28	205,000	198,394
3.63%, 5/31/28	218,000	211,886
4.00%, 6/30/28	233,600	230,151
4.13%, 7/31/28	688,200	681,237
4.38%, 8/31/28	631,200	630,756
4.63%, 9/30/28	1,043,000	1,052,371
4.88%, 10/31/28	650,000	662,441
1.50%, 11/30/28	195,000	172,651
4.38%, 11/30/28	536,000	536,188
3.75%, 12/31/28	2,207,800	2,152,519
4.00%, 1/31/29	1,230,600	1,212,381
4.25%, 2/28/29	1,307,600	1,302,543
2.38%, 3/31/29	53,000	48,514
4.13%, 3/31/29	348,200	344,854
4.63%, 4/30/29	1,783,700	1,805,299
4.50%, 5/31/29	1,464,600	1,475,470
2.63%, 7/31/29	125,000	115,249
4.00%, 10/31/29	86,100	84,701
3.88%, 12/31/29	196,300	191,791
3.50%, 4/30/30	112,000	107,179
3.75%, 5/31/30	129,000	125,039
	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 13.2% (Continued)
3.75%, 6/30/30	$254,000	$246,122
4.00%, 7/31/30	101,200	99,374
4.13%, 8/31/30	366,800	362,473
3.75%, 12/31/30	871,000	842,284
4.63%, 4/30/31	344,600	350,523
4.63%, 5/31/31	200,500	203,977
4.38%, 5/15/34	1,337,900	1,341,245
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $45,928,429)		44,135,621
AGENCY MORTGAGE BACKED SECURITIES - 9.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.8%
Freddie Mac Gold Pool
3.00%, 9/1/28	1,656	1,555
2.50%, 10/1/28	3,150	3,034
2.50%, 12/1/31	23,026	21,627
3.50%, 11/1/34	25,293	23,581
3.00%, 2/1/43	16,553	15,058
3.50%, 10/1/43	8,122	7,441
4.00%, 8/1/44	5,057	4,744
3.00%, 11/1/46	482,852	419,986
3.00%, 12/1/46	123,438	107,368
Freddie Mac Pool
4.50%, 1/1/38	150,069	147,185
4.50%, 5/1/38	31,073	30,399
2.50%, 7/1/41	201,973	174,518
2.00%, 11/1/41	242,938	205,916
2.50%, 2/1/42	461,290	398,807
5.00%, 11/1/43	68,842	68,014
4.00%, 4/1/47	8,899	8,403
4.00%, 11/1/48	158,644	148,253
4.50%, 11/1/48	8,847	8,478
4.00%, 5/1/49	24,793	23,274
4.00%, 7/1/49	29,287	27,440
4.50%, 8/1/49	18,678	17,966
2.50%, 1/1/51	239,485	199,503
2.00%, 2/1/51	131,280	103,506
2.00%, 3/1/51	558,053	438,467
2.00%, 5/1/51	2,164,641	1,717,755
2.00%, 5/1/51	123,353	98,224
2.50%, 7/1/51	671,939	559,141
3.00%, 1/1/52	805,025	686,911
2.00%, 4/1/52	1,239,091	984,706
4.50%, 8/1/52	444,174	421,736
5.00%, 8/1/52	215,858	209,525
5.00%, 10/1/52	849,288	822,510
5.00%, 1/1/53	215,681	209,020
5.50%, 1/1/53	672,413	664,997
5.50%, 2/1/53	33,052	32,652
5.50%, 3/1/53	54,368	53,795
5.50%, 5/1/53	777,936	768,388

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.8% (Continued)
5.00%, 6/1/53	$446,114	$432,175
5.50%, 6/1/53	667,204	659,120
6.00%, 8/1/53	485,535	487,482
5.50%, 9/1/53	54,221	53,833
6.00%, 10/1/53	221,673	222,596
5.50%, 11/1/53	270,147	266,910
6.50%, 11/1/53	589,670	602,154
		12,558,153
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.7%
Fannie Mae or Freddie Mac
4.00%, 7/1/52 (b)	367,000	336,264
5.00%, 7/1/53 (b)	322,000	311,686
6.00%, 7/1/54 (b)	1,214,000	1,218,552
Fannie Mae Pool
2.50%, 4/1/28	4,439	4,267
3.00%, 10/1/28	2,750	2,607
2.50%, 2/1/30	9,653	9,133
2.50%, 6/1/30	30,831	29,169
2.50%, 10/1/31	59,376	55,797
2.50%, 12/1/31	6,382	5,920
3.50%, 6/1/37	106,041	100,354
4.00%, 1/1/38	350,170	338,119
4.50%, 1/1/38	155,609	152,332
4.50%, 4/1/38	326,367	319,702
2.50%, 2/1/41	61,134	52,812
2.00%, 4/1/41	136,135	114,906
2.00%, 5/1/41	151,788	128,121
2.00%, 7/1/41	286,515	241,845
2.00%, 10/1/41	122,555	103,878
1.50%, 11/1/41	310,058	251,232
3.00%, 6/1/43	195,321	172,359
3.00%, 7/1/43	25,416	22,716
4.00%, 11/1/43	8,926	8,470
4.00%, 1/1/46	127,815	119,455
4.00%, 2/1/46	141,998	132,720
4.00%, 3/1/46	14,256	13,347
3.00%, 10/1/46	659,134	575,764
4.50%, 7/1/48	26,796	25,813
4.50%, 11/1/48	11,497	11,066
4.00%, 1/1/49	18,419	17,244
4.00%, 8/1/49	7,839	7,365
4.50%, 10/1/50	8,642	8,303
2.00%, 11/1/50	294,192	232,961
2.00%, 12/1/50	311,394	245,931
2.00%, 2/1/51	70,203	55,901
2.00%, 4/1/51	169,507	134,976
2.50%, 5/1/51	546,605	451,927
3.50%, 7/1/51	859,598	771,432
2.50%, 8/1/51	906,296	756,591
4.00%, 8/1/51	18,024	16,993
	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.7% (Continued)
2.00%, 9/1/51	$196,810	$157,210
3.00%, 10/1/51	555,132	481,211
2.50%, 11/1/51	616,066	518,927
2.50%, 12/1/51	331,099	273,814
2.50%, 1/1/52	356,195	295,341
3.00%, 5/1/52	35,974	30,727
4.50%, 7/1/52	444,344	420,196
4.00%, 8/1/52	216,746	198,881
4.50%, 8/1/52	23,499	22,270
5.00%, 8/1/52	41,174	39,864
4.50%, 9/1/52	130,472	123,849
4.50%, 9/1/52	12,442	11,880
5.00%, 9/1/52	41,165	40,063
5.00%, 9/1/52	20,170	19,618
4.00%, 10/1/52	215,644	198,530
5.00%, 10/1/52	40,606	39,345
5.50%, 10/1/52	414,191	411,546
4.50%, 11/1/52	27,727	26,474
5.50%, 1/1/53	202,500	200,931
5.50%, 8/1/53	53,808	53,166
6.00%, 9/1/53	1,238,328	1,244,255
		12,366,128
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.8%
Ginnie Mae, 3.00%, 7/20/54 (b)	238,000	207,804
Ginnie Mae II Pool
3.00%, 12/20/42	12,746	11,439
3.50%, 7/20/43	13,569	12,452
4.00%, 12/20/44	4,401	4,168
4.00%, 8/20/48	11,270	10,614
4.00%, 9/20/48	25,477	23,930
4.00%, 10/20/48	11,020	10,327
3.00%, 11/20/49	146,412	129,042
2.00%, 12/20/50	716,589	581,870
2.00%, 1/20/51	186,128	151,239
2.00%, 2/20/51	163,884	133,086
2.50%, 3/20/51	182,459	154,072
3.00%, 7/20/51	620,708	542,559
2.50%, 8/20/51	704,655	593,937
2.50%, 10/20/51	417,678	352,110
3.50%, 1/20/52	917,264	826,453
3.50%, 3/20/52	383,617	345,482
4.00%, 4/20/52	158,127	146,334
4.00%, 5/20/52	451,944	418,372
4.00%, 8/20/52	425,681	394,120
4.50%, 8/20/52	917,953	874,646
		5,924,056
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $32,519,901)		30,848,337

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 7.9%
AEROSPACE & DEFENSE - 0.2%
BAE Systems PLC, 5.25%, 3/26/31 (c)	$200,000	$199,644
Heico Corp., 5.35%, 8/1/33	466,000	462,646
		662,290
AGRICULTURE - 0.1%
Philip Morris International, Inc., 5.25%, 2/13/34	412,000	404,962
AUTO MANUFACTURERS - 0.0%†
Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (c)	150,000	149,185
BANKS - 1.3%
Bank of America Corp.
3.42%, (3 Month US Libor + 1.30%), 12/20/28 (d)	11,000	10,345
5.82%, (SOFR + 1.57%), 9/15/29 (d)	189,000	193,044
2.30%, (SOFR + 1.22%), 7/21/32 (d)	45,000	36,899
BNP Paribas SA, 5.89%, (SOFR + 1.87%), 12/5/34 (c),(d)	320,000	328,399
BPCE SA
5.28%, 5/30/29 (c)	250,000	249,203
6.71%, (SOFR + 2.27%), 10/19/29 (c),(d)	485,000	503,066
Canadian Imperial Bank of Commerce, 5.24%, 6/28/27	290,000	289,602
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 1/23/30 (d)	90,000	89,758
Commonwealth Bank of Australia, 5.07%, 9/14/28 (c)	500,000	504,617
Danske Bank A/S
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26 (c),(d)	435,000	413,485
5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30 (c),(d)	205,000	205,693
JPMorgan Chase & Co., 2.07%, (SOFR + 1.02%), 6/1/29 (d)	10,000	8,900
Morgan Stanley, 5.47%, (SOFR + 1.73%), 1/18/35 (d)	150,000	149,899
UBS AG, 7.50%, 2/15/28	544,000	582,323
UBS Group AG, 6.30%, (US 1 Year CMT T-Note + 2.00%), 9/22/34 (c),(d)	200,000	208,361
Wells Fargo & Co.
6.30%, (SOFR + 1.79%), 10/23/29 (d)	330,000	342,581
4.90%, (SOFR + 2.10%), 7/25/33 (d)	368,000	354,623
		4,470,798
BEVERAGES - 0.1%
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	395,000	396,907
5.45%, 6/1/34	115,000	116,225
		513,132
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 0.1%
Royalty Pharma PLC
3.30%, 9/2/40	$403,000	$292,372
3.35%, 9/2/51	251,000	161,439
5.90%, 9/2/54	45,000	43,512
		497,323
COMMERCIAL SERVICES - 0.3%
Ashtead Capital, Inc.
5.50%, 8/11/32 (c)	200,000	195,467
5.95%, 10/15/33 (c)	200,000	200,759
5.80%, 4/15/34 (c)	200,000	198,852
Element Fleet Management Corp., 5.64%, 3/13/27 (c)	145,000	145,375
ERAC USA Finance LLC, 5.20%, 10/30/34 (c)	180,000	178,650
		919,103
DIVERSIFIED FINANCIAL SERVICES - 0.5%
American Express Co.
6.49%, (SOFR + 1.94%), 10/30/31 (d)	35,000	37,341
5.04%, (SOFR + 1.84%), 5/1/34 (d)	330,000	323,291
Aviation Capital Group LLC, 5.38%, 7/15/29 (c)	908,000	897,923
Capital One Financial Corp.
7.15%, (SOFR + 2.44%), 10/29/27 (d)	105,000	108,501
6.31%, (SOFR + 2.64%), 6/8/29 (d)	195,000	199,613
5.70%, (SOFR + 1.91%), 2/1/30 (d)	75,000	75,401
		1,642,070
ELECTRIC - 0.9%
Alabama Power Co., 1.45%, 9/15/30	30,000	24,461
Dominion Energy, Inc.
3.38%, 4/1/30	5,000	4,520
7.00%, (US 5 Year CMT T-Note + 2.51%), 6/1/54 (d)	234,000	243,457
Emera US Finance LP
2.64%, 6/15/31	200,000	165,379
4.75%, 6/15/46	58,000	47,891
FirstEnergy Corp., 4.15%, 7/15/27	230,000	220,685
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26 (c)	10,000	9,932
5.20%, 4/1/28 (c)	15,000	14,993
Georgia Power Co.
4.70%, 5/15/32	556,000	538,165
4.75%, 9/1/40	65,000	58,821
Pacific Gas and Electric Co., 4.50%, 7/1/40	717,150	592,623
Public Service Enterprise Group, Inc., 5.45%, 4/1/34	110,000	109,249
SCE Recovery Funding LLC
0.86%, 11/15/31	86,517	73,933
1.94%, 5/15/38	50,000	36,818
2.51%, 11/15/43	30,000	20,338
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52 (d)	251,000	231,079

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
ELECTRIC - 0.9% (Continued)
Southern California Edison Co.
4.00%, 4/1/47	$50,000	$38,410
5.88%, 12/1/53	92,000	92,174
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34 (c)	335,047	321,871
		2,844,799
ENTERTAINMENT - 0.1%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	278,000	256,881
FOOD - 0.1%
Tyson Foods, Inc., 5.70%, 3/15/34	446,000	445,073
GAS - 0.2%
Boston Gas Co., 3.15%, 8/1/27 (c)	60,000	55,901
CenterPoint Energy Resources Corp., 5.40%, 7/1/34	95,000	94,260
KeySpan Gas East Corp., 2.74%, 8/15/26 (c)	275,000	259,267
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	145,000	148,844
		558,272
HEALTHCARE-PRODUCTS - 0.1%
Smith & Nephew PLC, 5.40%, 3/20/34	320,000	315,732
HEALTHCARE-SERVICES - 0.3%
Children's Hospital/DC, 2.93%, 7/15/50	85,000	54,896
Dignity Health, 3.81%, 11/1/24	92,000	91,314
HCA, Inc., 5.45%, 4/1/31	90,000	90,034
Icon Investments Six DAC, 6.00%, 5/8/34	400,000	409,426
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,604
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	178,883
Toledo Hospital (The), 5.75%, 11/15/38	75,000	74,048
		912,205
INSURANCE - 0.6%
Athene Global Funding, 5.58%, 1/9/29 (c)	445,000	447,029
Brighthouse Financial Global Funding, 5.65%, 6/10/29 (c)	393,000	392,962
CNO Global Funding, 5.88%, 6/4/27 (c)	279,000	279,954
Corebridge Financial, Inc., 6.05%, 9/15/33 (c)	90,000	92,523
Corebridge Global Funding
5.90%, 9/19/28 (c)	55,000	56,179
5.20%, 6/24/29 (c)	435,000	433,636
Met Tower Global Funding, 5.25%, 4/12/29 (c)	150,000	150,839
		1,853,122
INVESTMENT COMPANIES - 0.2%
Abu Dhabi Developmental Holding Co. PJSC
5.38%, 5/8/29 (c)	345,000	350,496
5.50%, 5/8/34 (c)	200,000	205,320
		555,816
	Shares/ Principal	Fair Value
MACHINERY-DIVERSIFIED - 0.2%
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	$565,000	$569,477
MEDIA - 0.1%
Comcast Corp., 3.25%, 11/1/39	348,000	268,640
MINING - 0.3%
Glencore Funding LLC
5.37%, 4/4/29 (c)	160,000	159,340
6.38%, 10/6/30 (c)	709,000	739,534
5.89%, 4/4/54 (c)	85,000	82,147
		981,021
OIL & GAS - 0.2%
BP Capital Markets America, Inc., 5.23%, 11/17/34	400,000	397,905
Eni SpA, 5.95%, 5/15/54 (c)	200,000	197,475
		595,380
PASSENGER AIRLINES - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	65,702	60,462
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	17,141	16,764
		77,226
PIPELINES - 0.2%
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34 (c)	60,000	59,150
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30 (c)	80,000	81,790
6.50%, 8/15/43 (c)	138,000	144,215
Energy Transfer LP, 5.55%, 5/15/34	160,000	158,366
Gray Oak Pipeline LLC
2.60%, 10/15/25 (c)	144,000	138,241
3.45%, 10/15/27 (c)	25,000	23,524
MPLX LP, 5.50%, 6/1/34	195,000	192,456
		797,742
REITS - 0.6%
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/1/33	522,000	548,534
Kite Realty Group LP, 5.50%, 3/1/34	319,000	312,506
LXP Industrial Trust, 6.75%, 11/15/28	275,000	285,350
Realty Income Corp., 5.13%, 2/15/34	212,000	206,213
SBA Tower Trust
2.84%, 1/15/25 (c)	100,000	98,239
1.88%, 1/15/26 (c)	95,000	89,370
1.63%, 11/15/26 (c)	115,000	104,557
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/1/27 (c)	366,000	366,079
WEA Finance LLC
2.88%, 1/15/27 (c)	30,000	27,872
3.50%, 6/15/29 (c)	70,000	62,836
		2,101,556

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
SEMICONDUCTORS - 0.5%
Broadcom, Inc., 3.47%, 4/15/34 (c)	$493,000	$421,246
Foundry JV Holdco LLC
6.15%, 1/25/32 (c)	406,000	414,438
6.25%, 1/25/35 (c)	400,000	409,270
6.40%, 1/25/38 (c)	247,000	255,076
Intel Corp., 5.60%, 2/21/54	115,000	112,028
		1,612,058
SOFTWARE - 0.4%
Constellation Software, Inc.
5.16%, 2/16/29 (c)	45,000	45,012
5.46%, 2/16/34 (c)	566,000	567,187
Oracle Corp.
3.65%, 3/25/41	286,000	219,668
3.60%, 4/1/50	62,000	43,516
5.55%, 2/6/53	341,000	324,217
		1,199,600
TELECOMMUNICATIONS - 0.2%
AT&T, Inc.
4.30%, 12/15/42	374,000	312,051
3.50%, 9/15/53	212,000	144,713
3.85%, 6/1/60	33,000	23,154
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25 (c)	76,875	76,394
T-Mobile USA, Inc., 6.00%, 6/15/54	57,000	59,244
Verizon Communications, Inc.
2.99%, 10/30/56	110,000	67,795
3.00%, 11/20/60	71,000	42,751
		726,102
TRUCKING & LEASING - 0.1%
DAE Funding LLC, 1.55%, 8/1/24 (c)	500,000	497,962
TOTAL CORPORATE BONDS AND NOTES (Cost - $26,405,394)		26,427,527
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.3%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (c)	713	711
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (c),(e)	9,916	9,438
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	149,628
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (c)	134,615	121,296
CF Hippolyta Issuer LLC
1.53%, 3/15/61 (c)	311,008	285,152
5.97%, 8/15/62 (c)	97,713	96,336
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (c)	142,333	137,501
Connecticut Avenue Security Trust, 6.89%, (SOFR + 1.55%), 10/25/41 (c),(d)	66,178	66,345
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,511	3,916
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.3% (Continued)
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (c)	$365,000	$369,077
Fannie Mae REMICS
3.50%, 6/25/44	43,166	40,939
3.00%, 1/25/45	126,282	105,990
3.00%, 12/25/45	201,800	182,266
1.50%, 10/25/49	201,865	152,949
3.00%, 12/25/54	289,471	268,728
Fannie Mae-Aces, 5.84%, (SOFR + 0.51%), 10/25/24 (d)	11,009	10,951
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (c),(e)	65,675	60,191
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (c),(e)	138,144	118,283
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (c)	100,000	92,871
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/25/32	280,000	237,736
4.43%, 2/25/33 (e)	260,000	253,238
Freddie Mac REMICS
4.00%, 9/15/41	183,262	173,152
1.75%, 9/15/42	196,090	180,222
3.00%, 6/15/45	216,427	197,706
4.00%, 7/15/48	137,016	124,401
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	82,402	77,433
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	521,397	425,542
Government National Mortgage Association
2.50%, 10/20/49	415,781	354,175
6.04%, (1 Month US Libor + 0.71%), 5/20/65 (d)	30,046	29,935
6.06%, (1 Month US Libor + 0.73%), 8/20/65 (d)	40,008	39,928
6.14%, (1 Month US Libor + 0.81%), 10/20/65 (d)	47	46
6.44%, (1 Month US Libor + 1.11%), 12/20/65 (d)	34,961	35,048
GSR Mortgage Loan Trust 2005-AR6, 5.06%, 9/25/35 (e)	3,151	2,918
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (c)	326,744	299,831
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (c)	199,506	173,583
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (c)	240,000	240,343
Metlife Securitization Trust, 3.00%, 4/25/55 (c),(e)	36,771	34,361
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (c),(e)	10,551	10,379
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (c)	277,847	278,407

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.3% (Continued)
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (c)	$375,000	$334,181
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (c)	120,000	103,399
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(e)	38,172	35,520
Retained Vantage Data Centers Issuer LLC, 5.00%, 9/15/48 (c)	507,000	488,968
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (c)	43,168	42,742
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (c),(e)	100,000	83,888
SFS Auto Receivables Securitization Trust 2023-1, 5.89%, 3/22/27 (c)	70,059	70,026
Structured Adjustable Rate Mortgage Loan Trust
7.28%, 2/25/34 (e)	1,646	1,594
5.75%, 9/25/34 (e)	1,596	1,506
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	184,308	184,088
5.17%, 4/1/41	145,000	145,256
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (c),(e)	37,278	35,315
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (c),(e)	11,748	11,344
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	189,379
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	238,242
Wheels Fleet Lease Funding 1 LLC, 6.46%, 8/18/38 (c)	250,000	251,006
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $8,086,118)		7,657,406
EXCHANGE TRADED FUNDS - 0.6%
EQUITY FUNDS - 0.6%
SPDR S&P 500 ETF Trust (Cost - $1,735,382)	3,508	1,909,124
MUNICIPAL BONDS - 0.4%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	35,000	31,952
Illinois Municipal Electric Agency, 6.83%, 2/1/35	180,000	190,374
Kansas Development Finance Authority, 5.37%, 5/1/26	40,000	39,956
Metropolitan Transportation Authority
6.20%, 11/15/26	5,000	5,026
6.81%, 11/15/40	180,000	197,314
5.18%, 11/15/49	5,000	4,510
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	288,139
	Shares/ Principal	Fair Value
MUNICIPAL BONDS - 0.4% (Continued)
State of Illinois, 5.10%, 6/1/33	$470,588	$461,746
University of California, 1.61%, 5/15/30	20,000	16,799
TOTAL MUNICIPAL BONDS (Cost - $1,337,986)		1,235,816
SOVEREIGN DEBTS - 0.2%
Israel Government International Bond, 5.38%, 3/12/29	325,000	318,869
Mexico Government International Bond, 6.40%, 5/7/54	240,000	228,618
Saudi Government International Bond, 5.75%, 1/16/54 (c)	320,000	311,072
TOTAL SOVEREIGN DEBTS (Cost - $872,148)		858,559
SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
Dreyfus Government Cash Management, 5.19% (f)	10,633,575	10,633,575
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (f)	3,933,069	3,933,069
TOTAL SHORT-TERM INVESTMENTS (Cost - $14,566,644)		14,566,644
TOTAL INVESTMENTS - 100.6% (Cost - $253,847,738)		$334,935,156
OTHER ASSETS LESS LIABILITIES - NET (0.6)%		(2,047,611)
TOTAL NET ASSETS - 100.0%		$332,887,545

*  Non-income producing security.

^  Affiliated security

†  Represents less than 0.05%.

(a)  A portion of this investment, valued at $101,940, is held as collateral for derivative investments.

(b)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(c)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2024, these securities amounted to $16,872,101 or 5.1% of net assets.

(d)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	9	9/19/2024	$989,859	$4,469
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	5	9/19/2024	567,656	(6,235)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,766)

AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal period to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Capital Gain Distributions	Number of Shares at 06/30/24	Value at 06/30/24
KKR & Co., Inc.	$825,600	$-	$(828,252)	$228,146	$(225,494)	$-	$-	-	$-
Bridgebio Pharma, Inc.	61,080	-	(6,348)	1,996	(22,406)	-	-	1,355	34,322
	$886,680	$-	$(834,600)	$230,142	$(247,900)	$-	$-	1,355	$34,322

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investments in securities, at cost	$135,664,255	$64,126,763	$134,859,748	$122,015,052
Investments in securities, at fair value	$157,604,745	$81,212,528	$160,325,363	$196,983,077
Cash	145	-	-	-
Deposit with broker for future contracts	46,356	23,168	21,027	89,950
Segregated cash for swap contracts	-	-	-	40,382
Unrealized appreciation on swap contracts, net	-	-	-	63,285
Receivable for securities sold	-	-	-	909,196
Interest and dividends receivable	29,283	14,661	28,560	533,239
Prepaid expenses	3,593	1,872	3,651	4,453
Total Assets	157,684,122	81,252,229	160,378,601	198,623,582
Liabilities:
Premiums received on open swap contracts	-	-	-	33,136
Unrealized depreciation on futures contracts, net	-	-	-	12,512
Unrealized depreciation on forward foreign currency contracts	-	-	-	7,986
Due to custodian	-	130	-	6,419
Due to foreign custodian (cost $-, $-, $- and $17, respectively)	-	-	-	204
Payable for securities purchased	-	-	-	8,418,124
Payable for portfolio shares redeemed	91,307	43,763	81,505	97,826
Accrued distribution (12b-1) fees	32,503	16,730	32,931	39,255
Accrued investment advisory fees	64,546	36,344	72,449	126,417
Regulatory and compliance fees payable	670	349	688	838
Administrative service fees payable	7,960	4,147	8,073	9,708
Accrued expenses and other liabilities	10,586	6,897	10,998	28,846
Total Liabilities	207,572	108,360	206,644	8,781,271
Net Assets	$157,476,550	$81,143,869	$160,171,957	$189,842,311
Composition of Net Assets:
Paid-in capital	$137,604,775	$66,874,500	$135,159,955	$91,550,093
Total distributable earnings	19,871,775	14,269,369	25,012,002	98,292,218
Net Assets	$157,476,550	$81,143,869	$160,171,957	$189,842,311
Class II Shares:
Net Assets	$157,476,550	$81,143,869	$160,171,957	$189,842,311
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	14,160,895	6,597,343	13,804,457	12,905,876
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.12	$12.30	$11.60	$14.71

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2024 (Unaudited)

Assets:	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$194,682,608	$68,818,306	$58,854,335	$253,847,738
Investments in affiliated securities, at cost	-	-	-	37,321
Investments in securities, at fair value	$301,617,694	$95,874,262	$73,636,693	$334,935,156
Investments in affiliated securities, at fair value	-	-	-	34,322
Deposit with broker for futures contracts	23,531	49,148	43,334	31,844
Receivable for securities sold	-	-	-	3,727,048
Interest and dividends receivable	54,535	17,387	14,982	1,079,417
Dividend tax reclaim receivable	-	-	-	2,585
Prepaid expenses	6,618	2,152	1,654	7,399
Total Assets	301,702,378	95,942,949	73,696,663	339,783,449
Liabilities:
Unrealized depreciation on futures contracts, net	-	-	-	1,766
Due to custodian	-	-	-	176
Payable for securities purchased	-	-	-	6,386,578
Payable for portfolio shares redeemed	156,614	17,638	66,172	168,145
Accrued distribution (12b-1) fees	62,045	19,750	15,221	68,522
Accrued investment advisory fees	126,163	43,102	16,250	221,191
Regulatory and compliance fees payable	1,225	394	309	1,370
Administrative service fees payable	15,230	4,803	3,739	16,767
Accrued expenses and other liabilities	22,360	6,554	5,869	31,389
Total Liabilities	383,637	92,241	107,560	6,895,904
Net Assets	$301,318,741	$95,850,708	$73,589,103	$332,887,545
Composition of Net Assets:
Paid-in capital	$168,695,889	$62,828,971	$56,095,198	$216,641,171
Total distributable earnings	132,622,852	33,021,737	17,493,905	116,246,374
Net Assets	$301,318,741	$95,850,708	$73,589,103	$332,887,545
Class II Shares:
Net Assets	$301,318,741	$95,850,708	$73,589,103	$332,887,545
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	21,171,765	7,367,395	6,096,312	22,744,094
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.23	$13.01	$12.07	$14.64

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investment Income:
Dividend income	$977,285	$918,096	$1,237,542	$1,178,135
Interest income	183,779	92,682	176,097	1,358,373
Total Investment Income	1,161,064	1,010,778	1,413,639	2,536,508
Expenses:
Investment advisory fee	726,251	226,984	446,157	833,161
Distribution fees (12b-1) - Class II Shares	201,736	103,175	202,798	245,047
Administrative service fees	26,473	13,539	26,613	32,157
Legal fees	25,199	12,930	25,376	30,782
Trustees fees	9,665	5,004	9,772	11,853
Custody fees	1,377	2,152	1,850	10,501
Regulatory and compliance fees	3,815	1,957	3,841	4,656
Miscellaneous expenses	32,328	16,732	32,708	39,736
Total Expenses	1,026,844	382,473	749,115	1,207,893
Expenses waived	(324,802)	(2,791)	-	(41,468)
Net Expenses	702,042	379,682	749,115	1,166,425
Net Investment Income	459,022	631,096	664,524	1,370,083
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	1,809,715	2,148,992	8,225,314	10,069,601
Futures contracts	-	(59,154)	(145,203)	(45,815)
Swap contracts	-	-	-	(14,717)
Forward foreign currency contracts	-	-	-	3,440
Foreign currency translations	-	-	-	1
Capital gain distributions from underlying funds	1,631,461	-	-	-
	3,441,176	2,089,838	8,080,111	10,012,510
Net change in unrealized appreciation/(depreciation) on:
Investments	6,299,626	1,738,787	1,789,442	(3,760,463)
Futures contracts	-	-	-	(37,390)
Swap contracts	-	-	-	40,265
Forward foreign currency contracts	-	-	-	(21,447)
Foreign currency translations	-	-	-	(9,421)
	6,299,626	1,738,787	1,789,442	(3,788,456)
Net Realized and Change in Unrealized Gain	9,740,802	3,828,625	9,869,553	6,224,054
Net Increase in Net Assets Resulting from Operations	$10,199,824	$4,459,721	$10,534,077	$7,594,137

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2024 (Unaudited)

	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income *	$2,466,342	$938,268	$530,579	$1,092,025
Interest income	333,474	108,867	89,836	2,802,865
Total Investment Income	2,799,816	1,047,135	620,415	3,894,890
Expenses:
Investment advisory fee	829,623	266,235	337,445	1,428,566
Distribution fees (12b-1) - Class II Shares	377,101	121,016	93,735	420,166
Administrative service fees	49,485	15,881	12,300	55,137
Legal fees	46,752	15,036	11,658	52,146
Trustees fees	17,790	5,791	4,445	19,882
Custody fees	3,711	2,061	997	20,782
Regulatory and compliance fees	7,082	2,277	1,766	7,896
Miscellaneous expenses	59,493	19,346	14,848	66,813
Total Expenses	1,391,037	447,643	477,194	2,071,388
Expenses waived	(63,640)	(2,304)	(237,233)	(71,396)
Net Expenses	1,327,397	445,339	239,961	1,999,992
Net Investment Income	1,472,419	601,796	380,454	1,894,898
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	18,008,455	4,244,204	1,871,800	22,716,724
Investments in affiliated securities	-	-	-	228,146
Futures contracts	(804,662)	(90,136)	(10,094)	(72,810)
Capital gain distributions from underlying funds	-	-	865,960	-
	17,203,793	4,154,068	2,727,666	22,872,060
Net change in unrealized appreciation/(depreciation) on:
Investments	8,514,218	2,202,458	3,046,614	2,919,684
Investments in affiliated securities	-	-	-	(247,900)
Futures contracts	-	-	-	(55,774)
	8,514,218	2,202,458	3,046,614	2,616,010
Net Realized and Change in Unrealized Gain	25,718,011	6,356,526	5,774,280	25,488,070
Net Increase in Net Assets Resulting from Operations	$27,190,430	$6,958,322	$6,154,734	$27,382,968
* Foreign taxes withheld	$-	$-	$-	$4,334

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$459,022	$2,689,472	$631,096	$1,595,789
Net realized gain (loss)	3,441,176	(1,578,821)	2,089,838	(2,666,078)
Net change in unrealized appreciation	6,299,626	19,541,021	1,738,787	9,932,568
Net increase in net assets resulting from operations	10,199,824	20,651,672	4,459,721	8,862,279
From Distributions to Shareholders:
Total distributions paid	-	(23,002,928)	-	(1,253,987)
From Shares of Beneficial Interest:
Proceeds from shares sold	241,749	806,381	635,253	1,754,541
Reinvestment of distributions	-	23,002,928	-	1,253,987
Cost of shares redeemed	(17,870,485)	(29,230,971)	(9,445,201)	(14,621,819)
Net decrease in net assets from share transactions of beneficial interest	(17,628,736)	(5,421,662)	(8,809,948)	(11,613,291)
Total decrease in net assets	(7,428,912)	(7,772,918)	(4,350,227)	(4,004,999)
Net Assets:
Beginning of period	164,905,462	172,678,380	85,494,096	89,499,095
End of period	$157,476,550	$164,905,462	$81,143,869	$85,494,096
Share Activity:
Class II
Shares sold	23,056	70,791	54,220	157,787
Shares reinvested	-	2,460,206	-	118,974
Shares redeemed	(1,649,641)	(2,661,303)	(793,012)	(1,320,255)
Net decrease in shares of beneficial interest outstanding	(1,626,585)	(130,306)	(738,792)	(1,043,494)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$664,524	$2,789,969	$1,370,083	$2,959,866
Net realized gain	8,080,111	521,858	10,012,510	10,101,367
Net change in unrealized appreciation (depreciation)	1,789,442	14,853,884	(3,788,456)	2,132,798
Net increase in net assets resulting from operations	10,534,077	18,165,711	7,594,137	15,194,031
From Distributions to Shareholders:
Total distributions paid	-	(1,444,840)	-	(12,906,543)
From Shares of Beneficial Interest:
Proceeds from shares sold	42,098	255,879	515,079	828,436
Reinvestment of distributions	-	1,444,840	-	12,906,543
Cost of shares redeemed	(17,089,915)	(28,714,801)	(19,674,377)	(31,446,761)
Net decrease in net assets from share transactions of beneficial interest	(17,047,817)	(27,014,082)	(19,159,298)	(17,711,782)
Total decrease in net assets	(6,513,740)	(10,293,211)	(11,565,161)	(15,424,294)
Net Assets:
Beginning of period	166,685,697	176,978,908	201,407,472	216,831,766
End of period	$160,171,957	$166,685,697	$189,842,311	$201,407,472
Share Activity:
Class II
Shares sold	3,827	25,109	35,684	58,119
Shares reinvested	-	146,834	-	1,005,966
Shares redeemed	(1,525,333)	(2,795,587)	(1,354,358)	(2,206,422)
Net decrease in shares of beneficial interest outstanding	(1,521,506)	(2,623,644)	(1,318,674)	(1,142,337)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,472,419	$3,961,830	$601,796	$1,558,719
Net realized gain	17,203,793	7,906,149	4,154,068	1,519,069
Net change in unrealized appreciation	8,514,218	27,815,708	2,202,458	9,049,856
Net increase in net assets resulting from operations	27,190,430	39,683,687	6,958,322	12,127,644
From Distributions to Shareholders:
Total distributions paid	-	(17,148,808)	-	(3,318,334)
From Shares of Beneficial Interest:
Proceeds from shares sold	102,970	508,471	12,028	172,609
Reinvestment of distributions	-	17,148,808	-	3,318,334
Cost of shares redeemed	(29,954,047)	(49,089,665)	(9,798,641)	(17,707,219)
Net decrease in net assets from share transactions of beneficial interest	(29,851,077)	(31,432,386)	(9,786,613)	(14,216,276)
Total decrease in net assets	(2,660,647)	(8,897,507)	(2,828,291)	(5,406,966)
Net Assets:
Beginning of period	303,979,388	312,876,895	98,678,999	104,085,965
End of period	$301,318,741	$303,979,388	$95,850,708	$98,678,999
Share Activity:
Class II
Shares sold	7,976	42,495	986	14,953
Shares reinvested	-	1,479,621	-	305,837
Shares redeemed	(2,197,968)	(3,856,202)	(780,659)	(1,519,252)
Net decrease in shares of beneficial interest outstanding	(2,189,992)	(2,334,086)	(779,673)	(1,198,462)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$380,454	$1,170,796	$1,894,898	$3,668,066
Net realized gain	2,727,666	303,223	22,872,060	14,848,194
Net change in unrealized appreciation	3,046,614	7,682,180	2,616,010	27,035,799
Net increase in net assets resulting from operations	6,154,734	9,156,199	27,382,968	45,552,059
From Distributions to Shareholders:
Total distributions paid	-	(6,929,505)	-	(2,239,646)
From Shares of Beneficial Interest:
Proceeds from shares sold	-	191,581	55,277	-
Reinvestment of distributions	-	6,929,505	-	2,239,646
Cost of shares redeemed	(8,587,396)	(12,247,238)	(33,187,933)	(61,406,238)
Net decrease in net assets from share transactions of beneficial interest	(8,587,396)	(5,126,152)	(33,132,656)	(59,166,592)
Total decrease in net assets	(2,432,662)	(2,899,458)	(5,749,688)	(15,854,179)
Net Assets:
Beginning of period	76,021,765	78,921,223	338,637,233	354,491,412
End of period	$73,589,103	$76,021,765	$332,887,545	$338,637,233
Share Activity:
Class II
Shares sold	-	16,815	4,043	-
Shares reinvested	-	695,036	-	185,555
Shares redeemed	(736,125)	(1,087,223)	(2,345,266)	(4,886,224)
Net decrease in shares of beneficial interest outstanding	(736,125)	(375,372)	(2,341,223)	(4,700,669)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$10.45		$10.85	$13.87	$12.62	$12.04	$10.93
Income from investment operations:
Net investment income (a,b)	0.03		0.18	0.34	0.21	0.14	0.17
Net realized and unrealized gain (loss) (c)	0.64		1.06	(2.56)	1.19	1.06	1.62
Total income (loss) from investment operations	0.67		1.24	(2.22)	1.40	1.20	1.79
Less distributions from:
Net investment income	-		(0.39)	(0.24)	(0.15)	(0.18)	(0.21)
Net realized gains	-		(1.25)	(0.56)	-	(0.44)	(0.47)
Total distributions from net investment income and net realized gains	-		(1.64)	(0.80)	(0.15)	(0.62)	(0.68)
Net asset value, end of period	$11.12		$10.45	$10.85	$13.87	$12.62	$12.04
Total return (d)	6.41%		13.27%	(15.94)%	11.12%	10.49%	16.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$157,477		$164,905	$172,678	$232,531	$231,753	$230,916
Ratio of net expenses to average net assets (e)	0.87	% (f)	0.87%	0.86%	0.85%	0.86%	0.86%
Ratio of gross expenses to average net assets (e,g)	1.27	% (f)	1.27%	1.26%	1.25%	1.26%	1.26%
Ratio of net investment income to average net assets (b,e)	0.57	% (f)	1.60%	2.85%	1.55%	1.18%	1.41%
Portfolio turnover rate	5	% (h)	12%	41%	18%	35%	30%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$11.65		$10.68	$13.88	$13.10		$12.51		$11.26
Income from investment operations:
Net investment income (a,b)	0.09		0.20	0.15	0.12		0.13		0.19
Net realized and unrealized gain (loss) (c)	0.56		0.94	(2.25)	1.05		0.93		1.42
Total income (loss) from investment operations	0.65		1.14	(2.10)	1.17		1.06		1.61
Less distributions from:
Net investment income	-		(0.17)	(0.11)	(0.10)		(0.21)		(0.20)
Net realized gains	-		-	(0.99)	(0.29)		(0.26)		(0.16)
Total distributions from net investment income and net realized gains	-		(0.17)	(1.10)	(0.39)		(0.47)		(0.36)
Net asset value, end of period	$12.30		$11.65	$10.68	$13.88		$13.10		$12.51
Total return (d)	5.58%		10.81%	(15.07)%	8.99%		8.78%		14.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$81,144		$85,494	$89,499	$119,376		$82,774		$83,411
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.92%	0.91%	0.90%		0.92	% (g)	0.91%
Ratio of gross expenses to average net assets (e,h)	0.93	% (f)	0.92%	0.91%	0.90%		0.92%		0.91%
Ratio of net investment income to average net assets (b,e)	1.53	% (f)	1.83%	1.24%	0.90%		1.06%		1.54%
Portfolio turnover rate	28	% (i)	74%	52%	82	% (j)	119%		107%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$10.88		$9.86	$12.46	$11.44	$10.49	$9.15
Income from investment operations:
Net investment income (a,b)	0.05		0.17	0.08	0.33	0.15	0.15
Net realized and unrealized gain (loss) (c)	0.67		0.94	(2.01)	0.86	0.97	1.24
Total income (loss) from investment operations	0.72		1.11	(1.93)	1.19	1.12	1.39
Less distributions from:
Net investment income	-		(0.09)	(0.38)	(0.17)	(0.17)	(0.05)
Net realized gains	-		-	(0.29)	-	-	-
Total distributions from net investment income and net realized gains	-		(0.09)	(0.67)	(0.17)	(0.17)	(0.05)
Net asset value, end of period	$11.60		$10.88	$9.86	$12.46	$11.44	$10.49
Total return (d)	6.62%		11.39%	(15.48)%	10.41%	10.82%	15.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$160,172		$166,686	$176,979	$235,544	$241,835	$243,853
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.92%	0.91%	0.90%	0.91%	0.80%
Ratio of gross expenses to average net assets (e,g)	0.92	% (f)	0.92%	0.91%	0.90%	0.91%	1.02%
Ratio of net investment income to average net assets (b,e)	0.82	% (f)	1.64%	0.73%	2.73%	1.39%	1.47%
Portfolio turnover rate	40	% (h)	78%	80%	93%	110%	154%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$14.16		$14.11		$16.52		$14.25		$13.45		$11.31
Income from investment operations:
Net investment income (a,b)	0.10		0.20		0.14		0.09		0.12		0.16
Net realized and unrealized gain (loss) (c)	0.45		0.79		(2.18)		2.31		0.87		2.14
Total income (loss) from investment operations	0.55		0.99		(2.04)		2.40		0.99		2.30
Less distributions from:
Net investment income	-		(0.17)		(0.11)		(0.13)		(0.19)		(0.16)
Net realized gains	-		(0.77)		(0.26)		-		-		-
Total distributions from net investment income and net realized gains	-		(0.94)		(0.37)		(0.13)		(0.19)		(0.16)
Net asset value, end of period	$14.71		$14.16		$14.11		$16.52		$14.25		$13.45
Total return (d)	3.88%		7.77%		(12.33)%		16.87%		7.50%		20.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$189,842		$201,407		$216,832		$284,598		$275,216		$292,240
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.19%		1.18%		1.16%		1.16%
Ratio of gross expenses to average net assets (e,g)	1.23	% (f)	1.23%		1.22%		1.20%		1.22%		1.21%
Ratio of net investment income to average net assets (b,e)	1.40	% (f)	1.44%		0.96%		0.56%		0.91%		1.24%
Portfolio turnover rate	6	% (h,i)	10	% (i)	21	% (i)	18	% (i)	24	% (i)	20	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for six months ended June 30, 2024 and the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019. If these were included in the calculation, the turnover percentage would be 27%, 34%, 58%, 59%, 77% and 55%, respectively. See Note 2 in the accompanying notes to financial statements

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$13.01		$12.18		$14.77		$12.98	$12.32		$10.67
Income from investment operations:
Net investment income (a,b)	0.07		0.16		0.13		0.10	0.10		0.16
Net realized and unrealized gain (loss) (c)	1.15		1.43		(2.28)		1.81	0.74		1.66
Total income (loss) from investment operations	1.22		1.59		(2.15)		1.91	0.84		1.82
Less distributions from:
Net investment income	-		(0.16)		(0.12)		(0.12)	(0.18)		(0.17)
Net realized gains	-		(0.60)		(0.32)		-	-		-
Total distributions from net investment income and net realized gains	-		(0.76)		(0.44)		(0.12)	(0.18)		(0.17)
Net asset value, end of period	$14.23		$13.01		$12.18		$14.77	$12.98		$12.32
Total return (d)	9.38%		13.83%		(14.56)%		14.69%	7.00%		17.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$301,319		$303,979		$312,877		$414,260	$412,126		$431,557
Ratio of net expenses to average net assets (e)	0.88	% (f)	0.88%		0.88%		0.88%	0.88%		0.89%
Ratio of gross expenses to average net assets (e)	0.92	% (f,g)	0.92	% (g)	0.91	% (g)	0.90%	0.91	% (g)	0.91	% (g)
Ratio of net investment income to average net assets (b,e)	0.98	% (f)	1.30%		1.02%		0.73%	0.82%		1.38%
Portfolio turnover rate	27	% (h)	54%		44%		32%	102%		69%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.11		$11.14	$14.51	$13.18	$12.57		$11.00
Income from investment operations:
Net investment income (a,b)	0.08		0.18	0.14	0.11	0.12		0.17
Net realized and unrealized gain (loss) (c)	0.82		1.20	(2.38)	1.46	0.86		1.58
Total income (loss) from investment operations	0.90		1.38	(2.24)	1.57	0.98		1.75
Less distributions from:
Net investment income	-		(0.16)	(0.13)	(0.13)	(0.19)		(0.18)
Net realized gains	-		(0.25)	(1.00)	(0.11)	(0.18)		-
Total distributions from net investment income and net realized gains	-		(0.41)	(1.13)	(0.24)	(0.37)		(0.18)
Net asset value, end of period	$13.01		$12.11	$11.14	$14.51	$13.18		$12.57
Total return (d)	7.43%		12.82%	(15.38)%	11.91%	8.08%		15.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$95,851		$98,679	$104,086	$141,182	$141,186		$143,221
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.92%	0.91%	0.90%	0.91%		0.91%
Ratio of gross expenses to average net assets (e)	0.92	% (f)	0.92%	0.91%	0.90%	0.91	% (g)	0.91	% (g)
Ratio of net investment income to average net assets (b,e)	1.24	% (f)	1.55%	1.11%	0.78%	0.94%		1.46%
Portfolio turnover rate	27	% (h)	64%	48%	44%	110%		91%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$11.13		$10.95	$14.48	$13.38	$13.23	$11.53
Income from investment operations:
Net investment income (a,b)	0.06		0.17	0.22	0.13	0.16	0.21
Net realized and unrealized gain (loss) (c)	0.88		1.10	(2.53)	1.64	0.65	2.05
Total income (loss) from investment operations	0.94		1.27	(2.31)	1.77	0.81	2.26
Less distributions from:
Net investment income	-		(0.24)	(0.15)	(0.18)	(0.24)	(0.15)
Net realized gains	-		(0.85)	(1.07)	(0.49)	(0.42)	(0.41)
Total distributions from net investment income and net realized gains	-		(1.09)	(1.22)	(0.67)	(0.66)	(0.56)
Net asset value, end of period	$12.07		$11.13	$10.95	$14.48	$13.38	$13.23
Total return (d)	8.45%		12.82%	(15.94)%	13.31%	6.61%	19.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$73,589		$76,022	$78,921	$105,532	$108,112	$114,371
Ratio of net expenses to average net assets (e)	0.64	% (f)	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets (e,g)	1.27	% (f)	1.27%	1.26%	1.25%	1.26%	1.27%
Ratio of net investment income to average net assets (b,e)	1.01	% (f)	1.54%	1.75%	0.90%	1.24%	1.68%
Portfolio turnover rate	16	% (h)	19%	33%	17%	54%	22%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$13.50		$11.90		$16.45		$15.23		$14.00		$12.38
Income from investment operations:
Net investment income (a,b)	0.08		0.13		0.08		0.01		0.08		0.13
Net realized and unrealized gain (loss) (c)	1.06		1.56		(2.91)		1.86		1.46		2.23
Total income (loss) from investment operations	1.14		1.69		(2.83)		1.87		1.54		2.36
Less distributions from:
Net investment income	-		(0.09)		(0.02)		(0.09)		(0.14)		(0.13)
Net realized gains	-		-		(1.70)		(0.56)		(0.17)		(0.61)
Total distributions from net investment income and net realized gains	-		(0.09)		(1.72)		(0.65)		(0.31)		(0.74)
Net asset value, end of period	$14.64		$13.50		$11.90		$16.45		$15.23		$14.00
Total return (d)	8.44%		14.27%		(17.13)%		12.38%		11.16%		19.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$332,888		$338,637		$354,491		$485,474		$455,842		$448,554
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.19%		1.20%		1.21%		1.20%
Ratio of gross expenses to average net assets (e)	1.23	% (f)	1.23%		1.22%		1.20%		1.22	% (g)	1.21	% (g)
Ratio of net investment income to average net assets (b,e)	1.13	% (f)	1.07%		0.54%		0.09%		0.54%		0.93%
Portfolio turnover rate	44	% (h,i)	90	% (i)	80	% (i)	91	% (i,j)	85	% (i)	53	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2024 and the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019. If these were included in the calculation the turnover percentage would be 52%, 114%, 165%, 162%, 116% and 70% respectively.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2024

1.  ORGANIZATION

As of June 30, 2024, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2024, the Portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds, and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, as the Portfolios' Valuation Designee (the "Designee") with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$137,860,070	$-	$-	$137,860,070
Mutual Funds	13,196,127	-	-	13,196,127
Short-Term Investments	6,548,548	-	-	6,548,548
Total	$157,604,745	$-	$-	$157,604,745

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$77,772,884	$-	$-	$77,772,884
Short-Term Investments	3,439,644	-	-	3,439,644
Total	$81,212,528	$-	$-	$81,212,528

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,192,469	$-	$-	$117,192,469
Variable Insurance Trusts	36,188,577	-	-	36,188,577
Short-Term Investments	6,944,317	-	-	6,944,317
Total	$160,325,363	$-	$-	$160,325,363

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$135,251,564	$-	$-	$135,251,564
Corporate Bonds and Notes	-	19,800,222	-	19,800,222
Agency Mortgage Backed Securities	-	15,207,455	-	15,207,455
U.S. Treasury Securities and Agency Bonds	-	8,059,958	-	8,059,958
Asset Backed and Commercial Backed Securities	-	6,063,592	-	6,063,592
Mutual Funds	1,607,436	-	-	1,607,436
Municipal Bonds	-	578,128	-	578,128
Sovereign Debts	-	501,491	-	501,491
Short-Term Investments	9,913,231	-	-	9,913,231
Futures Contracts*	12,157	-	-	3,328
Swap Contracts	-	63,285	-	63,285
	$146,784,388	$50,274,131	$-	$197,058,519
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$24,669	$-	$-	$24,669
Forward Foreign Currency Contracts	-	7,986	-	7,986
Total	$24,669	$7,986	$-	$32,655

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$289,615,329	$-	$-	$289,615,329
Short-Term Investments	12,002,365	-	-	12,002,365
Total	$301,617,694	$-	$-	$301,617,694

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$91,905,389	$-	$-	$91,905,389
Short-Term Investments	3,968,873		-	3,968,873
Total	$95,874,262	$-	$-	$95,874,262

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$58,033,628	$-	$-	$58,033,628
Exchange Traded Funds	12,364,981	-	-	12,364,981
Short-Term Investments	3,238,084	-	-	3,238,084
Total	$73,636,693	$-	$-	$73,636,693

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$207,296,122	$-	$-	$207,296,122
Corporate Bonds & Notes	-	26,427,527	-	26,427,527
U.S. Treasury Securities	-	44,135,621	-	44,135,621
Agency Mortgage Backed Securities	-	30,848,337	-	30,848,337
Asset Backed and Commercial Backed Securities	-	7,657,406	-	7,657,406
Exchange Traded Funds	1,909,124	-	-	1,909,124
Municipal Bonds	-	1,235,816	-	1,235,816
Sovereign Debts	-	858,559	-	858,559
Short-Term Investments	14,566,644	-	-	14,566,644
Futures Contracts*	4,469	-	-	4,469
Total	$223,776,359	$111,163,266	$-	$334,939,625
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$6,235	$-	$-	$6,235
Total	$6,235	$-	$-	$6,235

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2021 and 2022 tax returns, or is expected to be taken in each Portfolio's 2023 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$3,440	$(21,447)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	Equity	(59,154)	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(145,203)	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Equity	(40,215)	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	(5,600)	(37,390)
Global Atlantic Growth Managed Risk Portfolio	Equity	(804,662)	-
Global Atlantic Moderate Growth Managed Risk Portfolio	Equity	(90,136)	-
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(10,094)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	(120,555)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Interest Rate	47,745	(55,774)

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Credit	$(20,726)	$26,060
	Interest Rate	6,009	14,205

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or some other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2024.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Citibank NA	$63,285	$-	$63,285	$-	$63,285	$-	$-	$-	$-	$-
J.P. Morgan Securities LLC	12,157	(12,157)	-	-	-	24,669	(12,157)	12,512	(12,512)	-
Total	$75,442	$(12,157)	$63,285	$-	$63,285	$24,669	$(12,157)	$12,512	$(12,512)	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
J.P. Morgan Securities LLC	$4,469	$(4,469)	$-	$-	$-	$6,235	$(4,469)	$1,766	$(1,766)	$-
Total	$4,469	$(4,469)	$-	$-	$-	$6,235	$(4,469)	$1,766	$(1,766)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2024:

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$12,157	$-	$-	$12,157
Unrealized appreciation on Swap Contracts	-	49,996	13,289	-	63,285
Liabilities
Unrealized depreciation on Futures Contracts	-	(24,669)	-	-	(24,669)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(7,986)	(7,986)
Total	$-	$37,484	$13,289	$(7,986)	$42,787

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$4,469	$-	$-	$4,469
Liabilities
Unrealized depreciation on Futures Contracts	-	(6,235)	-	-	(6,235)
Total	$-	$(1,766)	$-	$-	$(1,766)

The notional value of the derivative instruments outstanding as of June 30, 2024, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. In addition, for the six-months ended June 30, 2024, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic American Funds® Managed Risk Portfolio	-	$-	-	$-	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	1	237,650	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	2	219,946	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	28	4,446,005	9	1,071,038	167,961	787,600	-
Global Atlantic Growth Managed Risk Portfolio	-	-	12	2,444,989	-	-	-
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	1	228,967	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	-	61,121	-	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	-	-	34	4,034,459	-	-	-

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the six-months ended June 30, 2024, which is indicative volume for these derivative types.

**  Based on absolute values.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2024, the Portfolios did not hold any short sales of securities.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

3.  INVESTMENT TRANSACTIONS

For the six-months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Governemnt Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Governemnt Securities
Global Atlantic American Funds® Managed Risk Portfolio	$7,920,001	$-	$-	$22,520,001
Global Atlantic Balanced Managed Risk Portfolio	22,461,659	-	-	30,094,060
Global Atlantic BlackRock Selects Managed Risk Portfolio	63,031,015	-	-	78,362,590
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	40,350,854	11,010,375	21,263,039	44,026,896
Global Atlantic Growth Managed Risk Portfolio	77,522,605	-	-	105,007,337
Global Atlantic Moderate Growth Managed Risk Portfolio	25,153,418	-	-	33,829,816
Global Atlantic Select Advisor Managed Risk Portfolio	11,342,080	-	-	18,160,115
Global Atlantic Wellington Research Managed Risk Portfolio	44,145,210	98,352,992	134,132,864	38,307,734

During the six-month period ended June 30, 2024, the Global Atlantic Wellington Research Managed Risk Portfolio sold securities to Funds that are affiliated with each of the Fund's Investment Sub-Adviser, Wellington Management Company LLP. These transactions complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Net Proceeds	Net Realized Gain
Global Atlantic Wellington Research Managed Risk Portfolio	$701,900	$438,650

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Growth Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser (the "Advisory Agreement"), the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2024.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderate Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2024, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2025
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2025
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2025
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1.19%	May 1, 2025
Global Atlantic Growth Managed Risk Portfolio	0.88%	May 1, 2025
Global Atlantic Moderate Growth Managed Risk Portfolio	0.92%	May 1, 2025
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2025
Global Atlantic Wellington Research Managed Risk Portfolio	1.19%	May 1, 2025

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which the Global Atlantic Select Advisor Managed Risk Portfolio invests. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of the compensation received from managers of underlying funds. The minimum amount of this waiver, until at least May 1, 2025, for the Portfolio is 0.14% and is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six-months ended June 30, 2024, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$324,802	$-	$-	$324,802
Global Atlantic Balanced Managed Risk Portfolio	2,791	-	-	2,791
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	41,468	-	-	41,468
Global Atlantic Growth Managed Risk Portfolio	63,640	-	-	63,640
Global Atlantic Moderate Growth Managed Risk Portfolio	2,304	-	-	2,304
Global Atlantic Select Advisor Managed Risk Portfolio	237,233	-	-	237,233
Global Atlantic Wellington Research Managed Risk Portfolio	71,396	-	-	71,396

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

The Adviser may recapture the following amounts by the following dates:

	December 31, 2024	December 31, 2025	December 31, 2026	December 31, 2027
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$-	$2,024
Global Atlantic Balanced Managed Risk Portfolio	-	-	385	2,791
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	61,783	66,940	82,060	41,468
Global Atlantic Growth Managed Risk Portfolio	73,227	112,196	116,741	63,640
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-	2,304
Global Atlantic Select Advisor Managed Risk Portfolio	12,758	27,211	25,457	17,047
Global Atlantic Wellington Research Managed Risk Portfolio	8,719	135,879	142,076	71,396

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-months ended June 30, 2024, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six-months ended June 30, 2024, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$201,736
Global Atlantic Balanced Managed Risk Portfolio	103,175
Global Atlantic BlackRock Selects Managed Risk Portfolio	202,798
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	245,047
Global Atlantic Growth Managed Risk Portfolio	377,101
Global Atlantic Moderate Growth Managed Risk Portfolio	121,016
Global Atlantic Select Advisor Managed Risk Portfolio	93,735
Global Atlantic Wellington Research Managed Risk Portfolio	420,166

For the six-months ended June 30, 2024, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$9,665
Global Atlantic Balanced Managed Risk Portfolio	5,004
Global Atlantic BlackRock Selects Managed Risk Portfolio	9,772
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	11,853
Global Atlantic Growth Managed Risk Portfolio	17,790
Global Atlantic Moderate Growth Managed Risk Portfolio	5,791
Global Atlantic Select Advisor Managed Risk Portfolio	4,445
Global Atlantic Wellington Research Managed Risk Portfolio	19,882

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer/Treasurer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2024, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Forethought Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2023, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$156,206,942	$20,723,326	$(11,827,436)	$8,895,890
Global Atlantic Balanced Managed Risk Portfolio	71,156,238	17,217,983	(2,822,980)	14,395,003
Global Atlantic BlackRock Selects Managed Risk Portfolio	146,793,686	23,865,501	(3,854,877)	20,010,624
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	127,311,988	82,071,254	(3,681,896)	78,389,358
Global Atlantic Growth Managed Risk Portfolio	208,091,926	100,277,082	(4,187,491)	96,089,591
Global Atlantic Moderate Growth Managed Risk Portfolio	75,051,941	26,304,330	(2,623,801)	23,680,529
Global Atlantic Select Advisor Managed Risk Portfolio	65,528,074	12,880,148	(2,356,733)	10,523,415
Global Atlantic Wellington Research Managed Risk Portfolio	263,093,384	84,285,918	(8,514,533)	75,771,385

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2023 and 2022 were as follows:

For fiscal year ended 12/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$5,500,719	$17,502,209	$-	$23,002,928
Global Atlantic Balanced Managed Risk Portfolio	1,253,987	-	-	1,253,987
Global Atlantic BlackRock Selects Managed Risk Portfolio	1,444,840	-	-	1,444,840
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	2,371,539	10,535,004	-	12,906,543
Global Atlantic Growth Managed Risk Portfolio	3,553,450	13,595,358	-	17,148,808
Global Atlantic Moderate Growth Managed Risk Portfolio	1,298,429	2,019,905	-	3,318,334
Global Atlantic Select Advisor Managed Risk Portfolio	1,543,184	5,386,321	-	6,929,505
Global Atlantic Wellington Research Managed Risk Portfolio	2,239,646	-	-	2,239,646

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

For fiscal year ended 12/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$3,636,634	$8,461,615	$-	$12,098,249
Global Atlantic Balanced Managed Risk Portfolio	2,726,133	5,920,290	-	8,646,423
Global Atlantic BlackRock Selects Managed Risk Portfolio	11,495,510	-	-	11,495,510
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1,665,082	3,938,420	-	5,603,502
Global Atlantic Growth Managed Risk Portfolio	3,041,455	8,019,285	-	11,060,740
Global Atlantic Moderate Growth Managed Risk Portfolio	2,836,971	6,969,168	-	9,806,139
Global Atlantic Select Advisor Managed Risk Portfolio	1,369,351	6,678,010	-	8,047,361
Global Atlantic Wellington Research Managed Risk Portfolio	13,157,592	32,572,548	-	45,730,140

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic American Funds® Managed Risk Portfolio	$2,689,464	$-	$-	$(1,913,403)	$8,895,890	$9,671,951
Global Atlantic Balanced Managed Risk Portfolio	1,595,808	-	-	(6,181,163)	14,395,003	9,809,648
Global Atlantic BlackRock Selects Managed Risk Portfolio	2,789,956	-	-	(8,322,655)	20,010,624	14,477,925
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	3,042,428	9,266,295	-	-	78,389,358	90,698,081
Global Atlantic Growth Managed Risk Portfolio	3,961,815	5,381,016	-	-	96,089,591	105,432,422
Global Atlantic Moderate Growth Managed Risk Portfolio	1,558,712	824,174	-	-	23,680,529	26,063,415
Global Atlantic Select Advisor Managed Risk Portfolio	1,170,788	-	-	(355,032)	10,523,415	11,339,171
Global Atlantic Wellington Research Managed Risk Portfolio	3,815,408	9,276,613	-	-	75,771,385	88,863,406

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, and open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $1,133 for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio.

At December 31, 2023, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic American Funds® Managed Risk Portfolio	$1,913,403	$-	$1,913,403
Global Atlantic Balanced Managed Risk Portfolio	3,214,924	2,966,239	6,181,163
Global Atlantic BlackRock Selects Managed Risk Portfolio	7,633,418	689,237	8,322,655
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	-	-	-
Global Atlantic Growth Managed Risk Portfolio	-	-	-
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	355,032	-	355,032
Global Atlantic Wellington Research Managed Risk Portfolio	-	-	-

During the year ended December 31, 2023, Global Atlantic Wellington Research Managed Risk Portfolio utilized $2,541,709 in capital loss carryforwards.

There were no permanent book and tax differences that resulted in reclassifications for the Portfolios for the fiscal year ended December 31, 2023.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

10.  OTHER RECENT DEVELOPMENTS

As a result of benchmark reforms, publication of most LIBOR settings has ceased. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate (e.g., the Secured Overnight Financing Rate ("SOFR"), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar) may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

11.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2024 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Wilshire Advisors LLC
1299 Ocean Avenue, Suite700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd
Eric D. Todd President
(Principal Executive Officer)

Date:	August 29, 2024

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	August 29, 2024

* Print the name and title of each signing officer under his or her signature.